UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/07 (Unaudited)

SENIOR LOANS (88.2%)(a)(c)

	Principal amount	Value

Automotive (3.3%)
Allison Transmission bank term loan FRN Ser. B, 8.17s,
2014	$3,325,000	$3,097,793
Dana Corp. bank term loan FRN 7.98s, 2008	2,750,000	2,727,901
Delphi Corp. bank term loan FRN Ser. C, 7.438s, 2008	3,200,000	3,184,666
Federal Mogul Corp. bank term loan FRN 6.55s, 2007	1,715,000	1,703,295
General Motors Corp. bank term loan FRN 7.615s, 2013	1,451,344	1,368,799
Lear Corp. bank term loan FRN 7.604s, 2013	3,391,100	3,289,367
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.437s, 2014	1,127,175	1,095,775
United Components, Inc. bank term loan FRN Ser. D,
6.868s, 2012	466,667	448,000
		16,915,596

Basic Materials (7.0%)
Aleris International, Inc. bank term loan FRN Ser. B,
6.813s, 2013	4,964,366	4,579,627
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2014	3,830,750	3,665,285
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.412s, 2013	2,461,187	2,334,392
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.372s, 2012	2,431,625	2,306,353
Graphic Packaging Corp. bank term loan FRN Ser. B,
7.072s, 2014	3,034,750	2,933,277
Hexion Specialty Chemicals, Inc. bank term loan FRN
7.188s, 2013	2,524,500	2,443,638
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 7.44s, 2013	279,300	270,354
Huntsman International, LLC bank term loan FRN Ser. B,
6.533s, 2012	1,126,829	1,103,511
ISP Chemco, Inc. bank term loan FRN Ser. B, 6.781s,
2014	2,720,183	2,571,933
Momentive Performance Materials, Inc. bank term loan
FRN 7s, 2013	3,970,000	3,771,500
Mosaic Co. (The) bank term loan FRN Ser. B, 6 5/8s,
2013	286,118	284,330
NewPage Corp. bank term loan FRN 7.458s, 2011	1,565,945	1,550,286
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	1,449,492	1,372,186
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	3,188,883	3,018,810
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.46s, 2012	2,444,874	2,345,382
Smurfit-Stone Container Corp. bank term loan FRN
5.22s, 2010	94,140	91,919
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.3s, 2011	33,027	32,247
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.42s, 2011	629	614
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 6 3/4s, 2011	306,734	299,497
Tube City IMS Corp. bank term loan FRN 7.448s, 2014	977,596	936,862
Tube City IMS Corp. bank term loan FRN 5.098s, 2014	119,092	114,130
		36,026,133

Broadcasting (4.2%)
Citadel Communications bank term loan FRN Ser. B,
6.632s, 2014	3,715,000	3,371,363
Cumulus Media, Inc. bank term loan FRN Ser. B, 6.7s,
2014	2,384,690	2,293,278
Emmis Communications Corp. bank term loan FRN Ser. B,
7.198s, 2013	1,208,222	1,136,232
Gray Television, Inc. bank term loan FRN Ser. B,
6.73s, 2014	2,430,000	2,286,224
Paxson Communications Corp. bank term loan FRN Ser. B,
8.493s, 2012	2,500,000	2,400,000
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.95s, 2012	2,394,636	2,238,985
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.204s, 2014	4,928,859	4,514,012
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	171,141	156,737
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.252s, 2012	2,905,916	2,746,091
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.192s, 2012	187,889	177,555
		21,320,477

Building Materials (1.2%)
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 6.438s, 2011	360,357	356,754
Landsource, Inc. bank term loan FRN 7.697s, 2013	2,730,283	2,266,135
Nortek Holdings, Inc. bank term loan FRN Ser. B,

7.05s, 2011	3,807,656	3,579,196
		6,202,085

Cable Television (4.0%)
Atlantic Broadband Financial, LLC bank term loan FRN
7.45s, 2011	1,343,250	1,293,718
Cablevision Systems Corp. bank term loan FRN 6.415s,
2013	4,928,703	4,665,106
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.211s, 2013	3,781,000	3,530,940
Charter Communications, Inc. bank term loan FRN
7.698s, 2014	1,000,000	920,833
Charter Communications, Inc. bank term loan FRN 6.99s,
2014	3,900,000	3,629,250
Insight Midwest, LP bank term loan FRN 7s, 2014	3,652,635	3,524,793
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.61s, 2015	2,415,466	2,262,774
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6.53s, 2015	893,250	839,655
		20,667,069

Capital Goods (7.6%)
Allied Waste Industries, Inc. bank term loan FRN
6.621s, 2012	348,500	332,818
Allied Waste Industries, Inc. bank term loan FRN 6.6s,
2012	579,643	553,560
Berry Plastics Holding Corp. bank term loan FRN
6.706s, 2015	3,333,250	3,111,959
Blount, Inc. bank term loan FRN Ser. B, 6.466s, 2010	3,996,552	3,896,638
Foamex, LP bank term loan FRN Ser. B, 7.368s, 2013	1,928,628	1,787,196
Graham Packaging Co., LP bank term loan FRN 7.661s,
2011	3,582,000	3,428,647
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 5.26s, 2014	323,759	309,291
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 7.169s, 2014	3,809,409	3,639,178
Hexcel Corp. bank term loan FRN Ser. B, 6.913s, 2012	1,094,317	1,066,959
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 6.691s, 2014	1,977,563	1,880,332
Polypore, Inc. bank term loan FRN Ser. B, 7.06s, 2014	982,538	944,464
Rexnord Corp. bank term loan FRN Ser. B, 7.642s, 2013	1,157,644	1,125,809
Rexnord Corp. bank term loan FRN Ser. B, 7.495s, 2013	2,195,902	2,135,514
Sensata Technologies BV bank term loan FRN 6.76s, 2013
(Netherlands)	3,061,250	2,897,256
Sequa Corp. bank term loan FRN 8.479s, 2014	2,070,000	1,995,826
Terex Corp. bank term loan FRN Ser. D, 6.948s, 2013	3,061,250	3,045,944
Transdigm, Inc. bank term loan FRN 7.2s, 2013	3,745,000	3,646,694
Wesco Aircraft Hardware Corp. bank term loan FRN
10.95s, 2014	1,000,000	990,000
Wesco Aircraft Hardware Corp. bank term loan FRN
7.45s, 2013	2,479,875	2,424,078
		39,212,163

Commercial and Consumer Services (0.4%)
Buhrmann USA, Inc. bank term loan FRN Ser. D-1,
7.342s, 2010	647,634	633,062
iPayment, Inc. bank term loan FRN 6.97s, 2013	1,562,019	1,425,343
		2,058,405

Communication Services (6.9%)
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 7.699s, 2015	2,710,000	2,593,695
American Cellular Corp. bank term loan FRN Ser. DD,
7.61s, 2013	506,250	503,086
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 6.948s, 2011	2,441,743	2,399,013
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.448s, 2013	2,863,750	2,797,271
Crown Castle International Corp. bank term loan FRN
6.645s, 2014	4,079,500	3,871,156
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	2,528,663	2,389,060
Intelsat, Ltd. bank term loan FRN 7.206s, 2014
(Bermuda)	2,000,000	1,953,334
Intelsat, Ltd. bank term loan FRN Ser. B, 6.706s, 2013
(Bermuda)	1,633,141	1,594,354
Iowa Telecommunications Services, Inc. bank term loan
FRN Ser. B, 6.985s, 2011	2,250,000	2,180,392
Level 3 Communications, Inc. bank term loan FRN
7.493s, 2014	2,650,000	2,503,513
MetroPCS Wireless, Inc. bank term loan FRN 7.303s, 2013	2,772,000	2,653,497
PanAmSat Corp. bank term loan FRN Ser. B, 6.706s, 2013	2,113,549	2,057,690
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
6.82s, 2013	3,573,000	3,414,895
West Corp. bank term loan FRN 7.242s, 2013	4,700,000	4,476,750
		35,387,706

Consumer (0.5%)
Visant Holding Corp. bank term loan FRN Ser. C,

7.198s, 2010	695,007	681,107
Yankee Candle Co., Inc. bank term loan FRN 7.2s, 2014	2,089,500	1,956,294
		2,637,401

Consumer Cyclicals (0.7%)
Aramark Corp. bank term loan FRN 5.198s, 2014	268,267	255,792
Aramark Corp. bank term loan FRN Ser. B, 7.198s, 2014	3,753,509	3,578,970
		3,834,762

Consumer Goods (1.6%)
Jarden Corp. bank term loan FRN Ser. B1, 6.948s, 2012	1,989,773	1,912,392
Jarden Corp. bank term loan FRN Ser. B2, 6.948s, 2012	1,989,822	1,912,440
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.051s, 2011	2,495,342	2,439,196
Spectrum Brands, Inc. bank term loan FRN 4.566s, 2013	98,410	94,812
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9.04s, 2013	1,948,752	1,879,572
		8,238,412

Energy (4.9%)
Atlas Pipeline Partners, LP bank term loan FRN Ser. B,
7.546s, 2014	1,430,000	1,413,913
CR Gas Storage bank term loan FRN 7.323s, 2013	332,828	318,406
CR Gas Storage bank term loan FRN 6.408s, 2013	374,056	357,847
CR Gas Storage bank term loan FRN Ser. B, 7.323s,
2013	2,049,641	1,960,823
CR Gas Storage bank term loan FRN Ser. DD, 6.409s,
2013	225,454	215,685
Energy Solutions, Inc. bank term loan FRN Ser. A,
6.936s, 2013	69,338	67,258
Energy Transfer Equity, LP bank term loan FRN Ser. B,
6.648s, 2012	2,775,000	2,691,750
Enterprise GP Holdings, LP bank term loan FRN 7.494s,
2014	2,060,000	2,044,550
EPCO Holding, Inc. bank term loan FRN Ser. A, 6.998s,
2012	2,325,000	2,266,875
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 6.843s, 2013	1,177,173	1,142,446
Hercules Offshore, Inc. bank term loan FRN Ser. B,
6.99s, 2013	812,963	786,541
IFM Holding Co. bank term loan FRN 7.51s, 2014	343,275	336,839
Meg Energy Corp. bank term loan FRN 7.2s, 2013 (Canada)	1,822,250	1,765,760
Meg Energy Corp. bank term loan FRN Ser. DD, 6.23s,
2013 (Canada) (U)	1,350,000	1,298,250
Petroleum Geo-Services ASA bank term loan FRN 6.95s,
2015 (Norway)	3,047,363	2,953,403
Sandridge Energy bank term loan FRN 8.854s, 2014	425,000	422,875
Targa Resources, Inc. bank term loan FRN 7.525s, 2012	1,041,604	1,018,168
Targa Resources, Inc. bank term loan FRN 5.043s, 2012	581,036	567,963
Western Refining, Inc. bank term loan FRN 6.559s, 2014	3,658,688	3,509,292
		25,138,644

Entertainment (3.3%)
Cinemark, Inc. bank term loan FRN 6.663s, 2013	4,688,101	4,457,357
Hertz Corp. bank term loan FRN 5.238s, 2012	172,807	169,268
Hertz Corp. bank term loan FRN Ser. B, 6.442s, 2012	960,481	940,809
MGM Studios, Inc. bank term loan FRN Ser. B, 8.448s,
2011	2,265,500	2,101,766
National Cinimedia, Inc. bank term loan FRN 7.46s, 2015	2,260,000	2,133,935
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.698s,
2010	2,992,443	2,849,961
Six Flags Theme Parks bank term loan FRN 7.249s, 2015	3,371,550	3,113,417
Universal City Development Partners bank term loan FRN
Ser. B, 6.757s, 2011	1,316,487	1,283,574
		17,050,087

Financial (1.8%)
Hub International, Ltd. bank term loan FRN Ser. B,
8.203s, 2014	945,343	896,894
Hub International, Ltd. bank term loan FRN Ser. DD,
6.885s, 2014 (U)	212,121	201,250
LNR Property Corp. bank term loan FRN Ser. B, 7.63s,
2011	1,450,000	1,384,750
Nuveen Investments, Inc. bank term loan FRN Ser. B,
7.724s, 2014	2,455,000	2,419,928
Realogy Corp. bank term loan FRN 5.32s, 2013	816,667	711,317
Realogy Corp. bank term loan FRN Ser. B, 8.24s, 2013	3,025,750	2,635,428
Tishman Speyer Real Estate bank term loan FRN 6.42s,
2012	1,150,000	1,106,875
		9,356,442

Food (1.8%)
American Seafood Group, LLC bank term loan FRN Ser. B,
6.948s, 2012	2,048,130	1,971,325
American Seafood Group, LLC bank term loan FRN Ser.
DD, 6.948s, 2012	421,415	405,611
Chiquita Brands, LLC bank term loan FRN Ser. C,
7.813s, 2012	2,196,836	2,124,982
Dean Foods Co. bank term loan FRN Ser. B, 6.7s, 2014	4,079,500	3,871,352

Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	1,027,375	970,869
		9,344,139

Gaming & Lottery (4.4%)
CCM Merger, Inc. bank term loan FRN Ser. B, 7.3s, 2012	2,688,998	2,594,883
Golden Nugget, Inc. bank term loan FRN Ser. B, 6.742s,
2014	2,211,364	2,095,267
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	1,263,636	1,197,295
Green Valley Ranch Gaming, LLC bank term loan FRN Ser.
B, 7.413s, 2014	3,645,531	3,472,369
Herbst Gaming, Inc. bank term loan FRN Ser. B, 8.162s,
2014	1,852,667	1,808,666
Herbst Gaming, Inc. bank term loan FRN Ser. DD,
8.175s, 2014	928,667	906,611
Isle of Capri Casinos, Inc. bank term loan FRN 6.741s,
2014	1,472,779	1,379,810
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	442,941	414,981
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.643s, 2014	589,112	551,924
Seminole Tribe of Florida bank term loan FRN Ser. B1,
6.563s, 2014 (U)	129,555	126,883
Seminole Tribe of Florida bank term loan FRN Ser. B2,
7 1/8s, 2014	437,187	428,170
Seminole Tribe of Florida bank term loan FRN Ser. B3,
6 3/4s, 2014	433,198	424,264
Tropicana Entertainment bank term loan FRN Ser. B,
7.448s, 2011	3,506,285	3,379,730
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.35s, 2012	1,854,772	1,808,403
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	1,854,772	1,808,403
		22,397,659

Health Care (9.8%)
Accellent Corp. bank term loan FRN Ser. B, 7.539s, 2012	3,168,271	2,962,333
Carestream Health, Inc. bank term loan FRN 7.106s, 2013	3,550,000	3,337,000
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.756s, 2014	5,666,295	5,413,244
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	356,896	340,958
Concentra, Inc. bank term loan FRN Ser. B, 7.448s, 2014	1,546,125	1,443,049
CRC Health Corp. bank term loan FRN 7.448s, 2013	758,252	729,818
CRC Health Corp. bank term loan FRN 7.448s, 2013	1,280,565	1,232,544
Davita, Inc. bank term loan FRN Ser. B, 6.702s, 2012	5,003,688	4,801,264
Fenwal Controls of Japan, Ltd. bank term loan FRN
7.791s, 2014 (Japan)	2,814,429	2,617,419
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (Japan) (U)	471,429	438,429
HCA, Inc. bank term loan FRN Ser. B, 7.448s, 2013	4,702,470	4,497,104
Health Management Associates, Inc. bank term loan FRN
6.942s, 2014	2,432,775	2,277,347
Healthsouth Corp. bank term loan FRN Ser. B, 7.171s,
2013	1,329,135	1,270,834
Hologic, Inc. bank term loan FRN Ser. B1, 7.268s, 2013	1,320,000	1,306,800
Hologic, Inc. bank term loan FRN Ser. B2, 7.268s, 2013	660,000	655,050
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.703s, 2014 (U)	798,887	756,946
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	213,037	201,852
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.066s, 2014	2,326,386	2,204,251
Magellan Health Services, Inc. bank term loan FRN
5.6s, 2008	360,360	349,550
Magellan Health Services, Inc. bank term loan FRN Ser.
B, 6.867s, 2008	135,135	131,081
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.003s, 2012	3,917,589	3,760,886
Select Medical Corp. bank term loan FRN Ser. B,
7.009s, 2012	736,700	697,409
Sun Healthcare Group, Inc. bank term loan FRN 7.065s,
2014 (U)	279,310	268,138
Sun Healthcare Group, Inc. bank term loan FRN 5.26s,
2014	434,483	417,103
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
7.106s, 2014	1,914,253	1,837,683
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 7.448s, 2015	2,613,450	2,401,107
United Surgical Partners International, Inc. bank term
loan FRN 8 1/2s, 2014	1,835,935	1,734,959
United Surgical Partners International, Inc. bank term
loan FRN Ser. DD, 7.133s, 2014 (U)	354,839	335,323
Vanguard Health Systems, Inc. bank term loan FRN
7.448s, 2011	2,204,771	2,127,604
		50,547,085

Homebuilding (0.2%)
Standard-Pacific Corp. bank term loan FRN Ser. B,

6.655s, 2013	1,259,820	900,771

Household Furniture and Appliances (0.6%)
National Bedding Co. bank term loan FRN 9 3/4s, 2012	1,350,000	1,226,250
National Bedding Co. bank term loan FRN 7.095s, 2011	1,759,813	1,617,562
		2,843,812

Media (2.7%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.474s, 2013	2,464,757	2,364,114
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	5,137,060	4,912,314
VNU NV Group BV bank term loan FRN Ser. B, 6.81s, 2013
(Netherlands)	5,620,004	5,322,611
Warner Music Group bank term loan FRN Ser. B, 7.293s,
2011	1,165,815	1,114,811
		13,713,850

Publishing (4.4%)
American Media Operations, Inc. bank term loan FRN
8.8s, 2013	2,000,000	1,940,000
Cenveo, Inc. bank term loan FRN Ser. B, 6.988s, 2014	3,409,737	3,234,988
Cenveo, Inc. bank term loan FRN Ser. DD, 6.988s, 2014	113,617	107,794
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.72s, 2014	175,000	156,406
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014	2,694,565	2,390,465
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.236s, 2014	1,005,435	891,964
Penton Media, Inc. bank term loan FRN 7.24s, 2013	2,089,500	1,919,728
Quebecor, Inc. bank term loan FRN Ser. B, 7.243s, 2013
(Canada)	2,452,510	2,385,066
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
7.06s, 2011	260,655	252,575
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.544s, 2014	5,090,711	4,609,216
Tribune Co. bank term loan FRN Ser. B, 8.244s, 2014	5,261,813	4,561,991
		22,450,193

Restaurants (0.2%)
NPC International, Inc. bank term loan FRN Ser. B,
6.853s, 2013	1,040,000	985,400

Retail (2.9%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	4,039,875	3,814,074
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	1,960,088	1,719,365
J Crew Operating Corp. bank term loan FRN Ser. B,
6.834s, 2013	210,526	203,333
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.607s, 2013	3,915,226	3,586,880
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.448s, 2013	1,482,933	1,423,986
PETCO Animal Supplies, Inc. bank term loan FRN 7.528s,
2013	2,233,125	2,139,148
Supervalu, Inc. bank term loan FRN Ser. B, 6.168s, 2012	2,314,750	2,262,990
		15,149,776

Technology (6.0%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.953s, 2013	2,988,391	2,801,616
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 6.793s, 2013	2,161,500	2,095,641
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 6.729s, 2013	395,000	382,965
AMI Semiconductor, Inc. bank term loan FRN 6.819s, 2012	4,136,044	3,970,603
Aspect Software, Inc. bank term loan FRN 8 1/4s, 2011	2,526,672	2,425,606
Compucom Systems, Inc. bank term loan FRN 8.26s, 2014	1,890,000	1,871,100
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	242,188	236,360
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	842,813	822,533
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 7.33s, 2013	1,000,000	931,667
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.494s, 2013	685,714	675,429
ON Semiconductor Corp. bank term loan FRN Ser. B,
6.948s, 2013	696,500	672,123
Open Solutions, Inc. bank term loan FRN Ser. B,
7.275s, 2014	2,194,080	2,066,549
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
8.198s, 2014	1,720,000	1,642,600
Reynolds & Reynolds Co. (The) bank term loan FRN
7.198s, 2012	2,186,755	2,112,952
Sabre Holdings Corp. bank term loan FRN 7.21s, 2014	3,741,459	3,440,017
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.198s, 2012	1,955,530	1,887,086
SunGard Data Systems, Inc. bank term loan FRN 6.898s,
2014	399,978	385,354
Travelport bank term loan FRN 7.698s, 2013	236,438	224,194
Travelport bank term loan FRN Ser. B, 7.448s, 2013	1,178,358	1,117,336

TTM Technologies, Inc. bank term loan FRN 7.232s, 2012	1,205,750	1,190,678
		30,952,409

Textiles (0.8%)
Hanesbrands, Inc. bank term loan FRN 8.815s, 2014	1,000,000	996,607
Hanesbrands, Inc. bank term loan FRN 6.706s, 2013	1,860,404	1,806,684
Levi Strauss & Co. bank term loan FRN 7.568s, 2014	1,400,000	1,277,063
		4,080,354

Tire & Rubber (0.6%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 7 3/4s, 2012	224,000	217,653
Cooper-Standard Automotive, Inc. bank term loan FRN
7 3/4s, 2012	638,625	614,677
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 3/4s, 2012	559,874	544,011
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.85s, 2010	2,000,000	1,873,750
		3,250,091

Transportation (1.4%)
Delta Airlines, Inc. bank term loan FRN 6.84s, 2012	2,457,000	2,324,936
Navistar Financial Corp. bank term loan FRN 6.953s,
2012	361,333	349,590
Navistar International Corp. bank term loan FRN
8.234s, 2012	993,667	961,373
United Airlines Corp. bank term loan FRN Ser. B,
6.907s, 2014	3,681,500	3,495,378
		7,131,277

Utilities & Power (5.0%)
Dynegy Holdings, Inc. bank term loan FRN 6.309s, 2013	3,512,234	3,281,744
Dynegy Holdings, Inc. bank term loan FRN 6.188s, 2013	312,766	292,241
Energy Future Holdings bank term loan FRN Ser. B2,
8.396s, 2014	2,145,000	2,104,781
Energy Future Holdings bank term loan FRN Ser. B3,
8.396s, 2014	2,055,000	2,019,504
Knight, Inc. bank term loan FRN Ser. B, 6.3s, 2014	5,319,583	5,048,613
Mirant North America, LLC bank term loan FRN 6.503s,
2013	2,666,500	2,572,061
NRG Energy, Inc. bank term loan FRN 8s, 2014 (U)	1,077,734	1,034,240
NRG Energy, Inc. bank term loan FRN 6.948s, 2014	3,122,161	2,968,394
NRG Energy, Inc. bank term loan FRN 6.848s, 2014	1,299,420	1,235,424
Reliant Energy, Inc. bank term loan FRN 4.586s, 2014	2,435,000	2,322,381
TPF Generation Holdings, LLC bank term loan FRN 7.36s,
2013	132,138	126,728
TPF Generation Holdings, LLC bank term loan FRN 5.26s,
2013	421,520	404,264
TPF Generation Holdings, LLC bank term loan FRN Ser.
B, 7.098s, 2013	2,155,847	2,067,593
		25,477,968

Total senior loans (cost $476,292,131)		$453,270,166

CORPORATE BONDS AND NOTES (5.5%)(a)

	Principal amount	Value

Basic Materials (0.6%)
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012	$655,000	$576,400
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)	265,000	255,063
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015	1,000,000	1,020,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance
ULC sec. FRN 9.369s, 2014	1,000,000	1,020,000
		2,871,463

Capital Goods (0.4%)
Berry Plastics Holding Corp. sec. FRN 9.569s, 2014	1,000,000	960,000
General Cable Corp. company guaranty FRN 7.606s, 2015	1,000,000	965,000
		1,925,000

Communication Services (0.8%)
Centennial Communications Corp. sr. notes FRN 10.981s,
2013	750,000	766,875
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)	400,000	400,500
iPCS, Inc. sec. FRN 7.036s, 2013	440,000	409,200
Level 3 Financing, Inc. 144A company guaranty FRN
9.15s, 2015	1,000,000	845,000
Qwest Corp. sr. notes FRN 8.944s, 2013	1,250,000	1,284,375
Rural Cellular Corp. 144A sr. sub. notes FRN 8.124s,
2013	460,000	466,900
		4,172,850

Consumer Cyclicals (1.3%)
Aramark Corp. company guaranty FRN 8.411s, 2015	1,500,000	1,455,000

Autonation, Inc. company guaranty FRN 7.243s, 2013	1,000,000	940,000
Ford Motor Credit Corp. sr. unsec. FRN 7.993s, 2012	2,200,000	1,935,882
Harry & David Holdings, Inc. company guaranty FRN
10.124s, 2012	500,000	475,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,000,000	1,037,500
Seminole Hard Rock Entertainment, Inc. 144A sec. FRN
8.194s, 2014	1,090,000	1,030,050
		6,873,432

Consumer Staples (0.1%)
Universal City Florida Holding Co. sr. notes FRN
9.661s, 2010	670,000	676,700

Financial (0.2%)
GMAC, LLC unsub. notes FRN 6.119s, 2009	1,000,000	936,932
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014	190,000	170,050
		1,106,982

Health Care (0.5%)
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,555,000	2,217,684
US Oncology Holdings, Inc. sr. unsec. 10.759s, 2012
(PIK)	490,000	414,050
		2,631,734

Technology (1.4%)
Freescale Semiconductor, Inc. sr. unsec. FRN 9.569s,
2014	2,750,000	2,454,375
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)	750,000	729,375
NXP BV/NXP Funding, LLC sec. FRN 7.993s, 2013
(Netherlands)	4,035,000	3,813,075
		6,996,825

Utilities & Power (0.2%)
Teco Energy, Inc. sr. notes FRN 6.911s, 2010	1,000,000	1,005,000

Total corporate bonds and notes (cost $29,898,556)		$28,259,986

SHORT-TERM INVESTMENTS (8.6%)(a)
	Principal
	amount/shares	Value

CAFCO, LLC for an effective yield of 6.16%,
December 14, 2007	$4,000,000	$3,991,246
Old Line Funding Corp. for an effective yield
of 4.95%, January 25, 2008	3,000,000	2,977,542
Swedbank Mortgage AB for an effective yield of 5.06%,
January 15, 2008 (Sweden)	3,000,000	2,981,250
Three Rivers Funding Corp. for an effective yield
of 5.20%, January 25, 2008	2,000,000	1,984,264
U.S. Treasury Bills 3.97%, March 27, 2008 (SEG)	9,000	8,886
Putnam Prime Money Market Fund (e)	32,004,228	32,004,228

Total short-term investments (cost $43,947,416)		$43,947,416

TOTAL INVESTMENTS

Total investments (cost $550,138,103) (b)		$525,477,568

FUTURES CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 2 yr (Short)	9	$1,890,984	Mar-08	$(627)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Citibank, N.A., New York
$2,140,000	1/23/17	5.2675%	3 month USD-LIBOR-BBA	$(142,499)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Idearc, Inc, T/L B	$--	$5,150,000	6/20/12	(152 bp)	$123,938

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	235,000	6/20/12	230 bp	(17,832)

JPMorgan Chase Bank, N.A.
Idearc, Inc T/L B L	--	5,150,000	6/20/12	79 bp	(262,187)

Lehman Brothers Special Financing, Inc.
Tenet Healthcare Corp.,
7 3/8%, 2/1/13	--	170,000	12/20/08	365 bp	118

Total					$(155,963)

 * Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $513,936,279.

(b) The aggregate identified cost on a tax basis is $550,153,123, resulting in gross unrealized appreciation and depreciation of $188,237 and $24,863,792, respectively, or net unrealized depreciation of $24,675,555.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,050,801 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $291,969,863 and $293,675,104, respectively.

(U) A portion of the position represents unfunded loan commitments. As of November 30, 2007, the fund had unfunded loan commitments of $5,541,671, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$356,896
Fenwal Controls of Japan, Ltd.	471,429
Golden Nugget, Inc.	1,263,636
Hub International, Ltd.	145,569
IASIS Healthcare, LLC/IASIS Capital Corp.	207,711
Isle of Capri Casinos, Inc.	442,941
Meg Energy Corp.	1,118,571
NRG Energy, Inc.	1,077,734
Seminole Tribe of Florida	32,389
Sun Healthcare Group, Inc.	124,138
United Surgical Partners International, Inc.	129,516
Univision Communications, Inc.	171,141

Totals	$5,541,671

At November 30, 2007, liquid assets totaling $5,555,000 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam Income Strategies Fund
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (25.6%)(a)
	Shares	Value

Basic Materials (1.9%)
Amcor, Ltd. (Australia)	11,526	$69,729
Andersons, Inc. (The)	400	16,968
Arcelor Mittal (Luxembourg)	2,372	175,203
Arch Chemicals, Inc.	665	27,365
BHP Billiton, Ltd. (Australia)	5,384	204,281
Buckeye Technologies, Inc. (NON)	82	1,171
Builders FirstSource, Inc. (NON)	206	1,426
Cambrex Corp.	1,592	12,322
Carpenter Technology Corp.	406	30,633
CF Industries Holdings, Inc.	679	61,775
Cleveland-Cliffs, Inc.	508	45,822
Dow Chemical Co. (The)	313	13,127
Drew Industries, Inc. (NON)	33	902
Fletcher Building, Ltd. (New Zealand)	13,391	120,791
FMC Corp.	520	28,454
Grief, Inc. Class A	185	10,928
H.B. Fuller Co.	644	16,287
Haynes International, Inc. (NON)	202	17,071
Hecla Mining Co. (NON)	653	7,660
Hochtief AG (Germany)	148	19,535
Kobe Steel, Ltd. (Japan)	4,000	13,172
Koppers Holdings, Inc.	775	29,791
Layne Christensen Co. (NON)	123	7,005
Matsushita Electric Works, Ltd. (Japan)	4,000	41,748
Minerals Technologies, Inc.	8	535
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	16,009
Mitsui Chemicals, Inc. (Japan)	4,000	29,274
Monsanto Co.	181	17,986
Nucor Corp.	12	711
Olin Corp.	144	3,015
OM Group, Inc. (NON)	556	31,297
Packaging Corp. of America	140	3,961
Perini Corp. (NON)	206	10,957
Potlatch Corp. (R)	115	5,280
PPG Industries, Inc.	314	21,553
Quanex Corp.	517	25,871
Rayonier, Inc.	305	14,146
RBC Bearings, Inc. (NON)	99	3,641
Schulman (A.), Inc.	82	1,768
Silgan Holdings, Inc.	395	21,184
Southern Copper Corp.	437	48,354
Steel Dynamics, Inc.	384	19,319
Sun Hydraulics Corp.	24	697
Terra Industries, Inc. (NON)	70	2,645
Travis Perkins PLC (United Kingdom)	737	20,159
W.R. Grace & Co. (NON)	70	1,891
Zep, Inc. (NON)	53	696
Zinifex, Ltd. (Australia)	975	12,530
		1,286,645

Capital Goods (1.3%)
Acuity Brands, Inc.	107	4,225
AGCO Corp. (NON)	482	33,229
Alstom (France)	54	12,105
American Science & Engineering, Inc.	241	13,942
Andritz AG (Austria)	308	19,022
Applied Industrial Technologies, Inc.	746	22,537
Astec Industries, Inc. (NON)	53	1,991
Autoliv, Inc. (Sweden)	222	12,965
BAE Systems PLC (United Kingdom)	3,379	31,967
Boeing Co. (The)	697	64,500
Cascade Corp.	255	15,384
Clean Harbors, Inc. (NON)	250	13,435
Columbus McKinnon Corp. (NON)	442	13,755
Cummins, Inc.	416	48,630
Curtiss-Wright Corp.	244	13,161
Eaton Corp.	66	5,894
Emerson Electric Co.	635	36,208
EnPro Industries, Inc. (NON)	226	6,916
Freightcar America, Inc.	439	14,913
Gardner Denver, Inc. (NON)	375	12,416
Hardinge, Inc.	70	1,104
Heico Corp.	296	14,581
Herman Miller, Inc.	598	16,415
II-VI, Inc. (NON)	392	13,148
Illinois Tool Works, Inc.	367	20,369
Intevac, Inc. (NON)	231	3,627
Lockheed Martin Corp.	511	56,552
LoJack Corp. (NON)	498	8,720
Manitowoc Co., Inc. (The)	86	3,771
Matthews International Corp.	309	13,639
McDermott International, Inc. (NON)	132	6,904

Moog, Inc. (NON)	741	33,404
Nordson Corp.	86	4,541
Northrop Grumman Corp.	82	6,461
Orbital Sciences Corp. (NON)	719	17,299
Parker-Hannifin Corp.	204	16,204
Raytheon Co.	639	39,522
Rofin-Sinar Technologies, Inc. (NON)	164	14,931
Siemens AG (Germany)	581	88,192
Steelcase, Inc.	722	10,924
Superior Essex, Inc. (NON)	53	1,286
Teledyne Technologies, Inc. (NON)	313	16,971
Terex Corp. (NON)	37	2,385
Thomas & Betts Corp. (NON)	404	21,961
Tomkins PLC (United Kingdom)	9,684	39,036
United Technologies Corp.	255	19,066
USEC, Inc. (NON)	1,509	12,389
Wabtec Corp.	543	18,429
		919,026

Communication Services (1.3%)
Alaska Communications Systems Group, Inc.	45	675
AT&T, Inc. (SEG)	1,750	66,868
Atlantic Tele-Network, Inc.	339	12,929
Belgacom SA (Belgium)	2,005	104,520
BT Group PLC (United Kingdom)	13,344	78,694
C-COR.net Corp. (NON)	231	2,837
Centennial Communications Corp. (NON)	1,206	10,733
Coleman Cable, Inc. (NON)	857	8,904
Comcast Corp. Class A (NON)	515	10,578
DirecTV Group, Inc. (The) (NON)	792	19,697
Echostar Communications Corp. Class A (NON)	243	10,473
Embarq Corp.	119	6,063
France Telecom SA (France)	1,197	45,459
Golden Telecom, Inc. (Russia) (NON)	136	13,799
InterDigital, Inc. (NON)	813	14,634
j2 Global Communications, Inc. (NON)	70	1,702
KDDI Corp. (Japan)	11	78,044
Koninklijke (Royal) KPN NV (Netherlands)	4,830	88,783
Liberty Global, Inc. Class A (NON)	511	20,757
Nice Systems, Ltd. ADR (Israel) (NON)	337	10,979
Novatel Wireless, Inc. (NON)	574	8,920
NTELOS Holdings Corp.	20	531
Premiere Global Services, Inc. (NON)	1,272	17,528
Sprint Nextel Corp.	2,326	36,100
Syniverse Holdings, Inc. (NON)	580	9,060
Telecom Corp. of New Zealand, Ltd. (New Zealand)	24,336	80,030
Telecom Italia SpA RNC (Italy)	26,163	65,360
Telephone and Data Systems, Inc.	74	4,607
USA Mobility, Inc.	354	4,669
Verizon Communications, Inc.	1,567	67,710
		901,643

Conglomerates (0.3%)
3M Co.	386	32,138
AMETEK, Inc.	182	8,008
General Electric Co.	1,400	53,606
Honeywell International, Inc.	160	9,059
Swire Pacific, Ltd. (Hong Kong)	6,000	81,415
		184,226

Consumer Cyclicals (2.9%)
Aaron Rents, Inc.	165	3,318
Adecco SA (Switzerland)	36	2,009
Aeropostale, Inc. (NON)	123	3,143
Amazon.com, Inc. (NON)	276	24,995
American Axle & Manufacturing Holdings, Inc.	53	1,225
American Woodmark Corp.	309	5,985
Arbitron, Inc.	235	9,365
Bankrate, Inc. (NON)	41	1,605
Big Lots, Inc. (NON)	387	7,225
Blue Nile, Inc. (NON)	254	18,748
Brown Shoe Co., Inc.	330	5,600
Buckle, Inc. (The)	783	27,648
Callaway Golf Co.	952	16,241
Casey's General Stores, Inc.	82	2,378
Cash America International, Inc.	257	9,247
Charlotte Russe Holding, Inc. (NON)	354	5,827
Consolidated Graphics, Inc. (NON)	248	12,829
CRA International, Inc. (NON)	12	555
CTC Media, Inc. (Russia) (NON)	264	6,352
Davis Service Group PLC (United Kingdom)	8,444	91,779
De La Rue PLC (United Kingdom)	2,782	49,891
Deckers Outdoor Corp. (NON)	267	38,493
Deluxe Corp.	94	2,969
DG FastChannel, Inc. (NON)	486	9,506
Dolby Laboratories, Inc. Class A (NON)	202	10,148
Dollar Tree Stores, Inc. (NON)	470	13,470
Dress Barn, Inc. (NON)	485	6,858
DSW, Inc. Class A (NON)	677	15,226
Electrolux AB Class B (Sweden)	3,620	61,061

Expedia, Inc. (NON)	412	13,431
EZCORP, Inc. Class A (NON)	1,433	17,998
Family Dollar Stores, Inc.	334	7,866
Fossil, Inc. (NON)	66	2,860
GameStop Corp. (NON)	239	13,731
Geberit International AG (Switzerland)	101	13,916
Genlyte Group, Inc. (The) (NON)	99	9,331
Guess ?, Inc.	239	11,216
Gymboree Corp. (The) (NON)	325	10,842
Hankyu Department Stores (Japan)	4,000	33,247
Hasbro, Inc.	280	7,776
Helen of Troy, Ltd. (Bermuda) (NON)	28	508
inVentiv Health, Inc. (NON)	373	10,884
J Crew Group, Inc. (NON)	123	5,910
Jackson Hewitt Tax Service, Inc.	412	13,287
Jakks Pacific, Inc. (NON)	719	18,148
JC Penney Co., Inc. (Holding Co.)	66	2,912
Jos. A. Bank Clothiers, Inc. (NON)	838	21,696
Kesa Electricals PLC (United Kingdom)	8,717	42,309
Landauer, Inc.	265	13,306
Lear Corp. (NON)	20	589
Liberty Media Corp. - Capital Ser. A (NON)	66	7,858
Lodgenet Entertainment Corp. (NON)	226	4,339
Macrovision Corp. (NON)	400	9,968
Maidenform Brands, Inc. (NON)	759	9,920
Manpower, Inc.	86	5,255
Marks & Spencer Group PLC (United Kingdom)	3,437	41,245
Marvel Entertainment, Inc. (NON)	519	14,376
Mattel, Inc.	841	16,803
Maximus, Inc.	111	4,329
Mediaset SpA (Italy)	7,117	69,525
Men's Wearhouse, Inc. (The)	588	20,298
Monarch Casino & Resort, Inc. (NON)	402	10,283
Morningstar, Inc. (NON)	305	24,812
NBTY, Inc. (NON)	272	8,125
Next PLC (United Kingdom)	1,404	50,242
NIKE, Inc. Class B	226	14,837
Omnicom Group, Inc.	185	9,019
Pacific Sunwear of California, Inc. (NON)	647	10,598
Perry Ellis International, Inc. (NON)	697	11,236
Phillips-Van Heusen Corp.	889	37,711
PRA International (NON)	468	14,180
Priceline.com, Inc. (NON)	82	9,332
RadioShack Corp.	334	6,179
Sherwin-Williams Co. (The)	383	24,064
Skechers U.S.A., Inc. Class A (NON)	33	747
Sotheby's Holdings, Inc. Class A	226	8,464
Standard Parking Corp. (NON)	273	12,659
Steven Madden, Ltd. (NON)	1,004	22,821
Target Corp.	152	9,129
Team, Inc. (NON)	474	14,163
TeleTech Holdings, Inc. (NON)	169	3,500
Tempur-Pedic International, Inc.	792	23,514
Time Warner, Inc.	2,050	35,383
TJX Cos., Inc. (The)	218	6,396
Toro Co. (The)	528	29,383
Toyota Motor Corp. (Japan)	800	45,038
True Religion Apparel, Inc. (NON)	347	6,045
Tupperware Brands Corp.	488	17,021
URS Corp. (NON)	162	9,313
Valeo SA (France)	2,079	104,970
Volkswagen AG (preference) (Germany)	643	97,575
Volkswagon AG (Germany)	858	205,731
Wal-Mart Stores, Inc.	1,094	52,403
Walt Disney Co. (The)	747	24,763
Warnaco Group, Inc. (The) (NON)	1,026	37,859
Watson Wyatt Worldwide, Inc. Class A	376	17,315
Wiley (John) & Sons, Inc. Class A	173	7,292
William Hill PLC (United Kingdom)	159	1,692
WMS Industries, Inc. (NON)	20	668
Wolverine World Wide, Inc.	716	17,735
		1,981,572

Consumer Staples (1.8%)
Administaff, Inc.	132	4,314
Alberto-Culver Co.	1,457	37,241
Alliance One International, Inc. (NON)	1,615	6,670
Altria Group, Inc. (SEG)	1,310	101,604
American Greetings Corp. Class A	391	9,095
Autogrill SpA (Italy)	1,787	31,279
BJ's Wholesale Club, Inc. (NON)	354	13,257
Blyth Industries, Inc.	144	2,832
Brinker International, Inc.	313	7,208
Buffalo Wild Wings, Inc. (NON)	140	4,047
Campbell Soup Co.	119	4,370
CBRL Group, Inc.	608	20,344
CEC Entertainment, Inc. (NON)	272	7,752
Chattem, Inc. (NON)	248	17,586
Coca-Cola Co. (The)	160	9,936
Colgate-Palmolive Co.	346	27,708
Darden Restaurants, Inc.	247	9,828

Denny's Corp. (NON)	2,000	8,200
DeVry, Inc.	49	2,694
Domino's Pizza, Inc.	920	12,751
Estee Lauder Cos., Inc. (The) Class A	354	15,888
Flowers Foods, Inc.	431	10,012
General Mills, Inc.	466	28,030
Heidrick & Struggles International, Inc.	272	9,865
Imperial Sugar Co.	338	7,713
InBev NV (Belgium)	1,662	145,624
Ingles Markets, Inc. Class A	302	7,185
ITT Educational Services, Inc. (NON)	140	15,840
Jack in the Box, Inc. (NON)	302	9,045
Jeronimo Martins, SGPS, SA (Portugal)	19,104	153,493
Kimberly-Clark Corp.	148	10,332
Korn/Ferry International (NON)	338	5,824
Kroger Co. (SEG)	714	20,528
Labor Ready, Inc. (NON)	974	14,659
Longs Drug Stores Corp.	986	52,179
Mannatech, Inc.	462	2,915
McDonald's Corp.	321	18,769
MGP Ingredients, Inc.	342	2,811
Molson Coors Brewing Co. Class B	90	4,846
MWI Veterinary Supply, Inc. (NON)	300	12,624
Nash Finch Co.	846	30,194
Nichirei Corp. (Japan)	12,000	50,107
Nutri/System, Inc. (NON)	203	5,105
Papa John's International, Inc. (NON)	193	4,545
PepsiCo, Inc.	247	19,063
Prestige Brands Holdings, Inc. (NON)	1,577	13,231
Ralcorp Holdings, Inc. (NON)	103	6,323
Reynolds American, Inc.	755	52,865
Robert Half International, Inc.	297	8,007
Ruby Tuesday, Inc.	305	3,999
Safeway, Inc.	1,489	51,817
Sanderson Farms, Inc.	41	1,273
Sara Lee Corp.	1,073	18,059
Seaboard Corp.	6	9,054
Sinclair Broadcast Group, Inc. Class A	1,565	16,198
Sonic Corp. (NON)	264	6,442
Spartan Stores, Inc.	594	13,365
SRA International, Inc. Class A (NON)	308	8,421
Universal Corp.	99	5,314
USANA Health Sciences, Inc. (NON)	180	7,502
UST, Inc.	280	16,212
Yum! Brands, Inc.	505	18,761
		1,252,755

Energy (1.9%)
Alon USA Energy, Inc.	478	13,298
Chevron Corp. (SEG)	1,003	88,033
ConocoPhillips	562	44,982
Core Laboratories NV (Netherlands) (NON)	184	21,574
Delek US Holdings, Inc.	144	2,655
Devon Energy Corp.	45	3,726
Dresser-Rand Group, Inc. (NON)	507	18,049
ENI SpA (Italy)	679	24,137
ENSCO International, Inc.	202	10,878
Exxon Mobil Corp. (SEG)	1,673	149,165
Frontier Oil Corp.	1,231	54,410
Global Industries, Ltd. (NON)	1,007	22,325
GulfMark Offshore, Inc. (NON)	284	12,621
Halliburton Co.	66	2,416
Helmerich & Payne, Inc.	466	16,100
Holly Corp.	394	19,089
Hornbeck Offshore Services, Inc. (NON)	66	2,717
ION Geophysical Corp. (NON)	1,323	20,414
JA Solar Holdings Co., Ltd. ADR (China) (NON)	358	21,244
Marathon Oil Corp.	1,069	59,757
Matrix Service Co. (NON)	662	17,272
NATCO Group, Inc. (NON)	177	8,415
Noble Corp.	148	7,715
Occidental Petroleum Corp.	288	20,094
Oil States International, Inc. (NON)	179	5,676
Parker Drilling Co. (NON)	243	1,737
Questar Corp.	437	23,358
Rosetta Resources, Inc. (NON)	136	2,489
Royal Dutch Shell PLC Class A (Netherlands)	4,920	198,929
Royal Dutch Shell PLC Class B (Netherlands)	4,366	175,272
Santos, Ltd. (Australia)	165	2,086
SEACOR Holdings, Inc. (NON)	57	5,162
Statoil ASA (Norway)	4,575	148,649
Swift Energy Co. (NON)	263	10,654
Tidewater, Inc.	557	27,232
Trico Marine Services, Inc. (NON)	396	14,007
Unit Corp. (NON)	231	10,330
WD-40 Co.	300	11,901
Western Refining, Inc.	487	14,074
		1,312,642

Financial (6.8%)

Advanta Corp. Class B	235	2,352
Affiliated Managers Group (NON)	159	19,756
Allianz SE (Germany)	542	111,844
Allstate Corp. (The)	660	33,739
AMB Property Corp. (R)	797	48,745
American Campus Communities, Inc. (R)	791	20,455
American Financial Group, Inc.	515	15,048
American Physicians Capital, Inc.	201	8,434
Ameriprise Financial, Inc.	829	48,654
Amerisafe, Inc. (NON)	638	9,736
Anthracite Capital, Inc. (R)	905	6,914
Apartment Investment & Management Co. Class A (R)	401	15,948
Arch Capital Group, Ltd. (Bermuda) (NON)	214	14,933
Argo Group International Holdings, Ltd. (Bermuda) (NON)	249	9,838
Aspen Insurance Holdings, Ltd. (Bermuda)	592	17,050
Asta Funding, Inc.	785	28,386
AvalonBay Communities, Inc. (R)	474	47,135
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,766	68,857
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	546	9,752
Bank of America Corp.	878	40,502
BankUnited Financial Corp. Class A	421	3,360
Banner Corp.	237	7,101
Boston Private Financial Holdings, Inc.	136	3,745
Boston Properties, Inc. (R) (SEG)	916	90,153
BRE Properties (R)	316	14,078
Calamos Asset Management, Inc. Class A	264	7,817
Capital Trust, Inc. Class A (R)	381	11,720
Cathay General Bancorp	300	8,694
CB Richard Ellis Group, Inc. Class A (NON)	338	8,028
CBL & Associates Properties (R)	1,018	29,400
Center Financial Corp.	402	4,945
Chubb Corp. (The)	458	24,984
Citigroup, Inc.	1,607	53,513
Citizens Republic Bancorp, Inc.	210	2,986
City Bank	341	7,093
City Holding Co.	222	7,988
Colonial Properties Trust (R)	942	23,070
Comerica, Inc.	33	1,511
Commerce Group, Inc.	243	8,736
Commerzbank AG (Germany)	534	21,179
Commonwealth Bank of Australia (Australia)	1,022	53,893
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	25,690	91,267
Corus Bankshares, Inc.	443	4,204
Cousins Properties, Inc. (R)	610	14,500
Credit Agricole SA (France)	1,428	50,199
Credit Suisse Group (Switzerland)	1,529	92,148
DB RREEF Trust (Australia)	60,532	107,527
DBS Group Holdings, Ltd. (Singapore)	8,000	111,120
DCT Industrial Trust, Inc. (R)	1,741	17,567
Deutsche Bank AG (Germany)	608	79,896
Developers Diversified Realty Corp. (R)	521	23,138
DiamondRock Hospitality Co. (R)	1,585	27,452
Discover Financial Services	377	6,548
DnB Holdings ASA (Norway)	6,177	96,894
Douglas Emmett, Inc. (R)	1,046	25,114
Downey Financial Corp.	142	5,909
Duke Realty Investments, Inc. (R)	617	16,221
Entertainment Properties Trust (R)	769	40,980
Equity Lifestyle Properties, Inc. (R)	424	19,669
Equity Residential Properties Trust (R) (SEG)	1,514	56,336
Extra Space Storage, Inc. (R)	478	6,816
Federal Realty Investment Trust (R)	192	15,972
FelCor Lodging Trust, Inc. (R)	1,418	24,829
First Community Bancorp	20	900
First Industrial Realty Trust (R)	33	1,205
First Midwest Bancorp, Inc.	119	3,891
First Niagara Financial Group, Inc.	524	6,513
First Regional Bancorp (NON)	213	4,695
FirstFed Financial Corp. (NON)	285	9,981
FirstMerit Corp.	280	5,771
Frontier Financial Corp.	74	1,418
General Growth Properties, Inc. (R) (SEG)	1,327	61,626
Goldman Sachs Group, Inc. (The)	338	76,604
Gramercy Capital Corp. (R)	604	14,363
Greenhill & Co., Inc.	118	8,530
Hancock Holding Co.	103	4,039
Harris & Harris Group, Inc. (NON)	383	3,681
HBOS PLC (United Kingdom)	1,993	32,708
HCP, Inc. (R)	860	28,767
Highwoods Properties, Inc. (R)	862	27,351
Home Properties of NY, Inc. (R)	562	25,397
Hospitality Properties Trust (R)	446	16,297
Host Marriott Corp. (R)	3,109	59,662
HRPT Properties Trust (R)	3,068	25,403
Hypo Real Estate Holding (Germany)	18	954
Imperial Capital Bancorp, Inc.	162	3,694
ING Groep NV (Netherlands)	2,672	103,745
Interactive Brokers Group, Inc. Class A (NON)	370	10,878
Interactive Data Corp.	771	24,078
Intercontinental Exchange, Inc. (NON)	132	22,039

Intervest Bancshares Corp.	285	4,540
Investment Technology Group, Inc. (NON)	368	16,810
Investors Real Estate Trust (R)	1,704	17,142
Jones Lang LaSalle, Inc.	438	36,823
JPMorgan Chase & Co.	867	39,553
KBC Groupe SA (Belgium)	390	54,223
KeyCorp	363	9,561
Kimco Realty Corp. (R)	1,380	54,496
Knight Capital Group, Inc. Class A (NON)	420	5,607
Lehman Brothers Holdings, Inc.	41	2,568
Lexington Corporate Properties Trust (R)	786	13,904
Liberty Property Trust (R)	818	25,612
Lloyds TSB Group PLC (United Kingdom)	7,265	73,959
Loews Corp.	260	12,425
LTC Properties, Inc. (R)	715	16,831
Macerich Co. (The) (R)	257	19,956
Mack-Cali Realty Corp. (R)	490	17,488
Man Group PLC (United Kingdom)	4,858	55,550
Mastercard, Inc. Class A	132	26,486
Max Re Capital, Ltd. (Bermuda)	43	1,217
Medical Properties Trust, Inc. (R)	532	5,969
Mid-America Apartment Communities, Inc. (R)	494	23,855
Morgan Stanley	722	38,064
Nara Bancorp, Inc.	553	7,377
National Health Investors, Inc. (R)	972	27,624
National Penn Bancshares, Inc.	617	9,693
National Retail Properties, Inc. (R)	1,084	26,547
Nationwide Financial Services, Inc. Class A	123	5,505
Nationwide Health Properties, Inc. (R)	951	29,747
Navigators Group, Inc. (NON)	286	16,788
Nordea AB (Sweden)	7,475	125,441
Northern Trust Corp.	49	3,969
NorthStar Realty Finance Corp. (R)	890	8,161
Odyssey Re Holdings Corp.	330	12,718
Old National Bancorp	420	6,712
Omega Healthcare Investors, Inc. (R)	2,116	34,216
Pacific Capital Bancorp.	735	15,104
Penson Worldwide, Inc. (NON)	344	5,274
PFF Bancorp, Inc.	244	2,294
Philadelphia Consolidated Holding Corp. (NON)	565	24,058
Platinum Underwriters Holdings, Ltd. (Bermuda)	16	581
PMI Group, Inc. (The)	181	2,395
PNC Financial Services Group	251	18,376
Post Properties, Inc. (R)	596	21,641
Preferred Bank	242	6,469
ProLogis Trust (R)	1,751	114,550
Provident Bankshares Corp.	193	4,526
PS Business Parks, Inc. (R)	168	9,064
Public Storage, Inc. (R)	673	52,050
Radian Group, Inc.	61	692
RAIT Investment Trust (R)	201	1,739
Ramco-Gershenson Properties (R)	767	19,405
Realty Income Corp. (R)	781	22,259
Regency Centers Corp. (R)	241	16,012
Safeco Corp.	656	37,858
Safety Insurance Group, Inc.	274	10,004
Saul Centers, Inc. (R)	489	27,917
SeaBright Insurance Holdings, Inc. (NON)	778	12,067
Security Capital Assurance, Ltd. (Bermuda)	28	198
Selective Insurance Group	358	8,445
Senior Housing Properties Trust (R)	1,384	30,573
Simon Property Group, Inc. (R)	1,343	132,218
SL Green Realty Corp. (R)	349	36,261
Societe Generale (France)	405	62,579
Southwest Bancorp, Inc.	402	7,216
Sovran Self Storage, Inc. (R)	170	7,431
Sterling Bancshares, Inc.	375	4,628
Sterling Financial Corp.	206	3,694
SVB Financial Group (NON)	132	6,795
SWS Group, Inc.	1,166	15,811
Tanger Factory Outlet Centers (R)	634	26,698
Taubman Centers, Inc. (R)	616	32,974
Taylor Capital Group, Inc.	293	6,487
Travelers Cos., Inc. (The)	189	10,038
Trustmark Corp.	148	3,768
U.S. Bancorp	997	32,991
Umpqua Holdings Corp.	169	2,728
United Bankshares, Inc.	61	1,896
United Community Banks, Inc.	74	1,403
Universal Health Realty Income Trust (R)	278	9,146
Urstadt Biddle Properties, Inc. Class A (R)	637	10,753
Ventas, Inc. (R)	1,182	51,535
Vineyard National Bancorp	408	4,406
Vornado Realty Trust (R)	704	63,360
W.R. Berkley Corp.	1,293	39,540
Wachovia Corp.	805	34,615
Weingarten Realty Investors (R)	915	32,620
Wells Fargo & Co.	1,617	52,439
Wharf (Holdings), Ltd. (Hong Kong)	12,000	70,981
Winthrop Realty Trust (R)	2,118	11,310
World Acceptance Corp. (NON)	395	12,470

Zenith National Insurance Corp.	580	24,377
Zurich Financial Services AG (Switzerland)	74	21,546
		4,675,970

Health Care (1.9%)
Acorda Therapeutics, Inc. (NON)	408	7,634
Aetna, Inc.	808	45,151
Affymetrix, Inc. (NON)	377	7,860
Albany Molecular Research, Inc. (NON)	432	5,707
Align Technology, Inc. (NON)	24	405
Alliance Imaging, Inc. (NON)	1,420	13,561
Alnylam Pharmaceuticals, Inc. (NON)	20	652
Amedisys, Inc. (NON)	330	14,078
American Oriental Bioengineering, Inc. (China) (NON)	2,349	27,483
AMN Healthcare Services, Inc. (NON)	573	9,672
Applera Corp.- Applied Biosystems Group	37	1,264
Apria Healthcare Group, Inc. (NON)	808	17,509
Astellas Pharma, Inc. (Japan)	400	17,758
Becton, Dickinson and Co.	169	13,981
Bio-Rad Laboratories, Inc. Class A (NON)	173	17,457
Biogen Idec, Inc. (NON)	61	4,521
Bristol-Myers Squibb Co.	486	14,400
China Medical Technologies, Inc. ADR (China)	881	37,064
Corvel Corp. (NON)	293	6,812
Coventry Health Care, Inc. (NON)	458	26,509
Cubist Pharmaceuticals, Inc. (NON)	53	1,126
Cutera, Inc. (NON)	222	3,361
Cynosure, Inc. Class A (NON)	255	7,571
Cypress Bioscience, Inc. (NON)	470	5,734
Eli Lilly Co.	338	17,897
Enzon Pharmaceuticals, Inc. (NON)	453	4,285
Forest Laboratories, Inc. (NON)	350	13,493
Haemonetics Corp. (NON)	219	12,704
Healthspring, Inc. (NON)	1,165	22,019
Hologic, Inc. (NON)	147	9,759
Humana, Inc. (NON)	581	44,754
Illumina, Inc. (NON)	235	13,581
Immucor, Inc. (NON)	288	9,553
Incyte Pharmaceuticals, Inc. (NON)	1,341	11,506
InterMune, Inc. (NON)	359	5,830
Invitrogen Corp. (NON)	117	11,350
Johnson & Johnson (SEG)	1,037	70,246
K-V Pharmceuticals Co. Class A (NON)	347	9,785
Kinetic Concepts, Inc. (NON)	218	12,784
LCA-Vision, Inc.	53	862
LifeCell Corp. (NON)	417	16,909
Magellan Health Services, Inc. (NON)	516	23,452
Martek Biosciences Corp. (NON)	1,333	34,471
McKesson Corp.	590	39,371
Medcath Corp. (NON)	243	6,177
Medicines Co. (NON)	152	2,687
Medicis Pharmaceutical Corp. Class A	119	3,201
Mentor Corp.	566	21,276
Merck & Co., Inc.	1,537	91,236
Meridian Bioscience, Inc.	396	12,217
Millennium Pharmaceuticals, Inc. (NON)	899	13,251
Myriad Genetics, Inc. (NON)	200	9,640
Neurocrine Biosciences, Inc. (NON)	598	7,786
OraSure Technologies, Inc. (NON)	845	8,011
Par Pharmaceutical Cos., Inc. (NON)	297	5,714
Pfizer, Inc.	1,575	37,422
Quidel Corp. (NON)	734	13,873
Regeneron Pharmaceuticals, Inc. (NON)	365	7,950
Salix Pharmaceuticals, Ltd. (NON)	1,086	12,337
Savient Pharmaceuticals, Inc. (NON)	1,372	19,290
Schering-Plough Corp.	1,882	58,907
Sciele Pharma, Inc. (NON)	1,199	26,762
Steris Corp.	583	16,301
Stewart Enterprises, Inc. Class A	173	1,419
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	129,213
Techne Corp. (NON)	193	12,574
United Therapeutics Corp. (NON)	157	15,713
UnitedHealth Group, Inc.	458	25,190
Waters Corp. (NON)	288	22,476
WellCare Health Plans, Inc. (NON)	230	8,949
West Pharmaceutical Services, Inc.	107	4,020
Wyeth	784	38,494
XenoPort, Inc. (NON)	86	4,523
Zoll Medical Corp. (NON)	576	13,409
		1,341,899

Other (0.6%)
iShares Russell 2000 Growth Index Fund	300	24,990
iShares Dow Jones US Real Estate Index Fund	49	3,431
iShares MSCI EAFE Index Fund	3,366	279,311
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	487	72,397
Vanguard Small Cap Exchange Traded Fund (VIPERS)	343	23,852
		403,981

Technology (3.2%)

Accenture, Ltd. Class A (Bermuda)	28	968
Acme Packet, Inc. (NON)	746	9,176
Actuate Corp. (NON)	1,421	10,757
Advanced Analogic Technologies, Inc. (NON)	1,195	12,870
Advanced Energy Industries, Inc. (NON)	1,511	21,925
Analogic Corp.	16	861
Anixter International, Inc. (NON)	165	10,643
Ansoft Corp. (NON)	539	15,636
ANSYS, Inc. (NON)	1,116	43,368
Apple Computer, Inc. (NON)	140	25,511
Applied Materials, Inc.	453	8,530
Arris Group, Inc. (NON)	41	428
Aspen Technology, Inc. (NON)	872	14,789
Atheros Communications (NON)	279	8,228
AuthenTec, Inc. (NON)	400	6,840
Autodesk, Inc. (NON)	907	42,711
Automatic Data Processing, Inc.	214	9,643
Avnet, Inc. (NON)	222	7,659
Blackbaud, Inc.	583	16,592
Blackboard, Inc. (NON)	222	8,658
Blue Coat Systems, Inc. (NON)	1,017	36,826
BMC Software, Inc. (NON)	1,485	49,124
Brocade Communications Systems, Inc. (NON)	866	6,313
CACI International, Inc. Class A (NON)	200	9,078
Checkpoint Systems, Inc. (NON)	468	11,120
Chordiant Software, Inc. (NON)	1,414	14,182
Cisco Systems, Inc. (NON) (SEG)	3,240	90,785
CommScope, Inc. (NON)	402	16,281
Computer Sciences Corp. (NON)	214	11,303
Compuware Corp. (NON)	780	6,443
Comtech Group, Inc. (China) (NON)	144	2,555
Comtech Telecommunications Corp. (NON)	180	8,939
Convergys Corp. (NON)	214	3,490
Credence Systems Corp. (NON)	1,803	3,696
CSG Systems International, Inc. (NON)	818	13,554
Cubic Corp.	74	2,922
Cybersource Corp. (NON)	1,246	18,204
Diodes, Inc. (NON)	330	9,709
eBay, Inc. (NON)	507	17,000
Electronic Data Systems Corp.	1,279	25,913
Emulex Corp. (NON)	732	12,261
EPIQ Systems, Inc. (NON)	608	10,591
F5 Networks, Inc. (NON)	328	8,666
Factset Research Systems, Inc.	259	16,234
FEI Co. (NON)	392	9,765
Fuji Photo Film Cos., Ltd. (Japan)	1,600	70,440
Fujitsu, Ltd. (Japan)	4,000	27,991
General Cable Corp. (NON)	602	44,777
Genesis Microchip, Inc. (NON)	74	373
Global Sources, Ltd. (Bermuda) (NON)	332	10,103
Greatbatch, Inc. (NON)	552	11,360
Hewlett-Packard Co. (SEG)	1,708	87,381
Hitachi, Ltd. (Japan)	20,000	139,798
Hutchinson Technology, Inc. (NON)	268	7,051
IBM Corp.	798	83,934
IHS, Inc. Class A (NON)	111	7,786
Ikon Office Solutions, Inc.	801	10,117
Immersion Corp. (NON)	41	538
Informatica Corp. (NON)	900	15,435
Intel Corp.	1,509	39,355
Interwoven, Inc. (NON)	264	3,242
Intuit, Inc. (NON)	590	17,299
Itron, Inc. (NON)	201	15,588
Jack Henry & Associates, Inc.	613	16,404
JDA Software Group, Inc. (NON)	1,000	20,940
Konica Corp. (Japan)	2,000	38,342
Littelfuse, Inc. (NON)	206	6,870
LTX Corp. (NON)	1,192	2,861
Manhattan Associates, Inc. (NON)	558	15,139
Mantech International Corp. Class A (NON)	66	2,554
MEMC Electronic Materials, Inc. (NON)	338	26,222
Mentor Graphics Corp. (NON)	617	6,719
Methode Electronics, Inc. Class A	317	3,820
Microsoft Corp.	2,760	92,736
MicroStrategy, Inc. (NON)	157	15,833
Mitsubishi Electric Corp. (Japan)	12,000	136,884
National Instruments Corp.	400	13,348
National Semiconductor Corp.	387	8,847
NEC Corp. (Japan)	4,000	18,648
Novellus Systems, Inc. (NON)	350	9,104
NTT Data Corp. (Japan)	3	13,618
NVIDIA Corp. (NON)	239	7,538
Omnicell, Inc. (NON)	111	2,927
ON Semiconductor Corp. (NON)	907	8,335
Oracle Corp. (NON)	1,891	38,160
Palm, Inc.	78	544
Parametric Technology Corp. (NON)	1,383	23,096
Park Electrochemical Corp.	213	6,273
Photronics, Inc. (NON)	722	7,429
Plantronics, Inc.	300	8,055
Polycom, Inc. (NON)	874	21,212

Progress Software Corp. (NON)	20	633
Qualcomm, Inc.	361	14,722
Radiant Systems, Inc. (NON)	600	9,582
RF Micro Devices, Inc. (NON)	2,825	16,329
SAIC, Inc. (NON)	231	4,606
Seiko Epson Corp. (Japan)	100	2,230
Silicon Storage Technology, Inc. (NON)	565	1,605
SonicWall, Inc. (NON)	3,414	34,550
Spansion, Inc. Class A (NON)	1,191	6,360
SPSS, Inc. (NON)	488	17,636
Sybase, Inc. (NON)	1,625	41,665
Sykes Enterprises, Inc. (NON)	964	17,795
Techwell, Inc. (NON)	700	8,547
Texas Instruments, Inc.	115	3,631
TIBCO Software, Inc. (NON)	251	1,965
Toshiba Corp. (Japan)	4,000	32,731
Trizetto Group (NON)	822	12,683
TTM Technologies, Inc. (NON)	1,672	20,214
Ultra Clean Holdings (NON)	500	7,185
United Online, Inc.	1,033	15,536
Varian Semiconductor Equipment (NON)	262	10,876
Varian, Inc. (NON)	226	15,831
Vasco Data Security International, Inc. (NON)	350	7,854
Veeco Instruments, Inc. (NON)	449	7,534
Vignette Corp. (NON)	754	11,597
Websense, Inc. (NON)	330	5,392
Xilinx, Inc.	136	2,978
Yucheng Technologies, Ltd. (China) (NON)	700	9,667
		2,197,707

Transportation (0.8%)
Accuride Corp. (NON)	379	2,877
Alaska Air Group, Inc. (NON)	24	608
British Airways PLC (United Kingdom) (NON)	1,915	13,440
Continental Airlines, Inc. Class B (NON)	771	21,704
Deutsche Lufthansa AG (Germany)	2,052	55,407
Double Hull Tankers, Inc. (Jersey)	78	1,034
ExpressJet Holdings, Inc. (NON)	1,246	3,115
Frontline, Ltd. (Bermuda)	2,291	105,661
Horizon Lines, Inc. Class A	350	6,969
HUB Group, Inc. Class A (NON)	376	9,806
Northwest Airlines Corp. (NON)	410	7,454
Orient Overseas International, Ltd. (Hong Kong)	6,000	46,473
Overseas Shipholding Group	504	36,086
Qantas Airways, Ltd. (Australia)	15,444	79,821
Republic Airways Holdings, Inc. (NON)	470	9,438
Singapore Airlines, Ltd. (Singapore)	3,940	48,875
Singapore Maritime, Ltd. (Singapore)	47,000	52,425
SkyWest, Inc.	503	13,234
UAL Corp. (NON)	689	28,208
		542,635

Utilities & Power (0.9%)
Alliant Energy Corp.	284	11,792
Black Hills Corp.	28	1,166
Cleco Corp.	400	11,176
Constellation Energy Group, Inc.	156	15,633
Edison International	815	45,624
Enel SpA (Italy)	10,036	120,292
Energen Corp.	889	56,665
FirstEnergy Corp.	181	12,409
Mirant Corp. (NON)	45	1,737
National Grid PLC (United Kingdom)	3,632	61,363
Northwest Natural Gas Co.	411	19,716
OGE Energy Corp.	111	3,952
Ormat Technologies, Inc.	200	10,100
PG&E Corp.	1,101	50,943
Portland General Electric Co.	684	18,311
Public Service Enterprise Group, Inc.	28	2,681
Singapore Petroleum Co., Ltd. (Singapore)	4,000	21,288
Tokyo Electric Power Co. (Japan)	5,100	139,394
Westar Energy, Inc.	556	14,406
WGL Holdings, Inc.	111	3,667
		622,315

Total common stocks (cost $18,051,917)		$17,623,016

CONVERTIBLE PREFERRED STOCKS (7.8%)(a)
	Shares	Value

Basic Materials (0.8%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	1,912	$278,435
Huntsman Corp. $2.50 cv. pfd.	1,380	66,068
Royal Gold, Inc. 7.25% cv. pfd.	870	86,582
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	6,300	132,300
		563,385

Capital Goods (0.8%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	240	70,590

Avery Dennison Corp. $3.938 cv. pfd.	2,560	130,560
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	1,125	163,980
Owens-Illinois, Inc. $2.375 cv. pfd.	3,610	171,475
		536,605

Communication Services (0.4%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	2,870	125,563
Crown Castle International Corp. $3.125 cum. cv. pfd.	2,930	176,533
		302,096

Consumer Cyclicals (1.2%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	2,600	93,600
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	5,880	208,740
General Motors Corp. Ser. C, $1.563 cum. cv. pfd.	8,300	182,600
Retail Ventures, Inc. $3.312 cv. pfd.	2,300	103,213
Six Flags, Inc. $1.813 cum. cv. pfd.	5,000	75,000
Stanley Works (The) FRN 6.975% units cv. pfd.	178,000	169,100
		832,253

Consumer Staples (0.7%)
Bunge, Ltd. 5.125% cum. cv. pfd.	150	159,000
Newell Financial Trust I $2.625 cum. cv. pfd.	2,400	112,200
Rite Aid Corp. $1.375 cum. cv. pfd.	2,800	56,000
Universal Corp. 6.75% cv. pfd.	91	119,517
		446,717

Energy (0.3%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd	473	49,724
Edge Petroleum Ser. A, $2.875 cum. cv. pfd	2,760	85,588
McMoRan Exploration Co. 6.75% cum. cv. pfd	870	84,042
		219,354

Financial (2.1%)
Affiliated Managers Group, Inc. $2.55 cv. pfd.	1,400	75,600
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	275	14,850
Alleghany Corp. 5.75% cv. pfd.	320	116,680
Aspen Insurance Holdings, Ltd. Ser. AHL, $2.813 cv.
pfd. (Bermuda)	1,690	94,218
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)	5,865	126,098
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	2	169,115
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	8,350	201,444
Nationwide Health Properties, Inc. $7.75 cv. pfd.	1,165	164,265
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	2,700	88,763
Sovereign Capital Trust IV $2.188 cv. pfd.	3,050	109,800
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	2,375	159,719
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	570	38,119
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	2,000	66,800
		1,425,471

Health Care (0.4%)
Mylan, Inc. $6.50 cv. pfd.	85	87,448
Schering-Plough Corp. 6.00% cv. pfd.	615	167,415
		254,863

Technology (0.2%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	169	156,304

Utilities & Power (0.9%)
AES Trust III $3.375 cv. pfd.	2,315	110,831
El Paso Corp. 144A 4.99% cv. pfd.	30	40,039
El Paso Energy Capital Trust I $2.375 cv. pfd.	3,250	129,188
Entergy Corp. $3.813 cv. pfd.	2,790	198,788
NRG Energy, Inc. 5.75% cv. pfd.	420	154,350
		633,196

Total convertible preferred stocks (cost $5,604,163)		$5,370,244

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.1%)(a)
	Principal
	amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, August 20, 2037	$231,847	$239,890

U.S. Government Agency Mortgage Obligations (6.7%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 1, 2034 to
November 1, 2036	220,507	226,884
5 1/2s, TBA, January 1, 2038	2,000,000	2,003,984
5 1/2s, TBA, December 1, 2037	2,400,000	2,405,063
		4,635,931

Total U.S. government and agency mortgage obligations (cost $4,787,650)		$4,875,821

CORPORATE BONDS AND NOTES (4.6%)(a)
	Principal
	amount	Value

Basic Materials (0.4%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$10,000	$9,975
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	15,000	12,900
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)	5,000	4,000
ARCO Chemical Co. debs. 10 1/4s, 2010	10,000	10,700
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012	5,000	4,400
Century Aluminum Co. company guaranty 7 1/2s, 2014	5,000	4,906
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)	5,000	5,106
Domtar Corp. company guaranty 7 7/8s, 2011 (Canada)	15,000	15,263
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008	1,000	1,040
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017	15,000	16,238
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015	5,000	5,100
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	10,000	10,688
Georgia-Pacific Corp. debs. 9 1/2s, 2011	5,000	5,175
Georgia-Pacific Corp. sr. notes 8s, 2024	5,000	4,713
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017	10,000	9,575
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	5,000	5,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	10,000	10,750
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	3,000	2,970
Lyondell Chemical Co. company guaranty 8 1/4s, 2016	10,000	11,725
Lyondell Chemical Co. company guaranty 8s, 2014	5,000	5,663
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017	5,000	4,538
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014	20,000	18,550
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016	5,000	5,350
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014	5,000	5,275
NewPage Corp. company guaranty 10s, 2012	5,000	5,100
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)	1,393	1,337
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	5,000	4,150
Novelis, Inc. company guaranty 7 1/4s, 2015	22,000	20,515
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017	5,000	4,800
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	15,000	14,325
Tube City IMS Corp. company guaranty 9 3/4s, 2015	10,000	9,500
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016	10,000	10,150
		259,702

Capital Goods (0.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	10,000	9,900
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017	20,000	19,675
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014	5,000	4,750
Baldor Electric Co. company guaranty 8 5/8s, 2017	10,000	10,275
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014	15,000	14,475
Blount, Inc. sr. sub. notes 8 7/8s, 2012	5,000	5,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	5,000	5,100
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015	5,000	4,763
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)	5,000	4,938
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015	5,000	5,025
Hexcel Corp. sr. sub. notes 6 3/4s, 2015	5,000	4,900
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	5,000	4,950
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	10,000	9,600
Legrand SA debs. 8 1/2s, 2025 (France)	5,000	5,934
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013	10,000	9,875
Milacron Escrow Corp. sec. notes 11 1/2s, 2011	5,000	4,675
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017	5,000	4,438
Owens-Illinois, Inc. debs. 7 1/2s, 2010	5,000	5,025
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014	15,000	14,850
TD Funding Corp. company guaranty 7 3/4s, 2014	10,000	10,100
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012	10,000	10,725
Terex Corp. company guaranty 7 3/8s, 2014	15,000	15,075
Terex Corp. sr. sub. notes 8s, 2017	5,000	5,025
Titan International, Inc. company guaranty 8s, 2012	15,000	15,000
WCA Waste Corp. company guaranty 9 1/4s, 2014	5,000	5,150
		209,223

Communication Services (0.3%)
American Tower Corp. 144A sr. notes 7s, 2017	5,000	5,088
Centennial Communications Corp. sr. notes 10s, 2013	5,000	5,200
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	15,000	13,950
Dobson Communications Corp. sr. notes 8 7/8s, 2013	5,000	5,435
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013	5,000	4,869
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	10,000	9,625
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)	35,000	36,050
iPCS, Inc. sec. FRN 7.036s, 2013	5,000	4,650
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	20,000	17,950
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	4,288
MetroPCS Wireless, Inc. sr. unsec. 9 1/4s, 2014	20,000	18,950
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015	5,000	4,963
PanAmSat Corp. company guaranty 9s, 2014	5,000	5,075
Qwest Corp. notes 8 7/8s, 2012	15,000	16,106
Rural Cellular Corp. sr. sub. FRN 10.661s, 2012	5,000	5,100
Rural Cellular Corp. 144A sr. sub. notes FRN 8.124s,
2013	5,000	5,075
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,113
West Corp. company guaranty 9 1/2s, 2014	5,000	4,925
Windstream Corp. company guaranty 8 5/8s, 2016	35,000	36,313
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,144
		213,869

Consumer Cyclicals (0.9%)
Allison Transmission 144A company guaranty 11s, 2015	5,000	4,813
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,000	4,469
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	5,019
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	1,890
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	5,000	4,375
Associated Materials, Inc. company guaranty 9 3/4s,
2012	5,000	5,100
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,000	4,000
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	10,000	10,175
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,000	4,763
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	12,000	11,130
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	3,000	2,670
Claire's Stores, Inc. 144A company guaranty 9 5/8s,
2015 (PIK)	10,000	7,300
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	5,063
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	5,000	5,130
Ford Motor Co. notes 7.45s, 2031	10,000	7,550
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	65,000	61,542
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	40,000	38,704
General Motors Corp. notes 7.2s, 2011	70,000	65,100
Goodman Global Holding Co., Inc. company guaranty FRN Ser. B,
8.36s, 2012	5,000	4,994
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	16,000	17,040
Goodyear Tire & Rubber Co. (The) sr. notes 8 5/8s, 2011	3,000	3,135
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	5,000	4,925
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	9,925
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	15,000	15,000
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	10,000	8,550
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	10,000
Lamar Media Corp. company guaranty 7 1/4s, 2013	10,000	9,875
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015	5,000	4,750
Lear Corp. company guaranty 8 3/4s, 2016	10,000	9,200
Lear Corp. company guaranty 8 1/2s, 2013	5,000	4,725
Levi Strauss & Co. sr. notes 9 3/4s, 2015	5,000	5,019
Levi Strauss & Co. sr. notes 8 7/8s, 2016	5,000	4,875
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	30,000	30,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015	10,000	7,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	5,000	5,188
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	14,850
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	4,763
Michaels Stores, Inc. company guaranty 10s, 2014	10,000	9,850
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	15,000	15,600
NTK Holdings, Inc. sr. disc. notes zero %, 2014	5,000	2,950
Park Place Entertainment Corp. sr. notes 7s, 2013	5,000	5,250
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	5,000	5,050
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	10,000	9,250
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	5,000	4,563
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	25,000	23,563
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,000	4,100

Scientific Games Corp. company guaranty 6 1/4s, 2012	5,000	4,775
Standard Pacific Corp. sr. notes 6 1/2s, 2008	15,000	13,050
Standard Pacific Corp. sr. unsec. unsub. notes 5 1/8s, 2009	10,000	7,500
Station Casinos, Inc. sr. notes 6s, 2012	5,000	4,538
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	15,000	11,944
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	10,000	9,963
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	5,000	4,988
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	10,000	9,700
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	15,000	12,150
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	20,000	15,850
UCI Holdco, Inc. 144A sr. notes FRN 12.694s, 2013 (PIK)	10,935	10,662
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	4,750
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,000	6,550
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	1,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	20,000	19,400
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	5,000	4,625
		644,828

Consumer Staples (0.6%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	4,988
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,013
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,238
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	5,000	4,800
Buffets, Inc. company guaranty 12 1/2s, 2014	5,000	2,388
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	20,000	19,050
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	45,000	39,150
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010	15,000	14,775
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010	20,000	19,750
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,338
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	10,000	9,300
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	10,000	9,375
Dean Foods Co. company guaranty 7s, 2016	10,000	8,850
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,100
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	30,000	29,025
Dole Food Co. company guaranty 7 1/4s, 2010	2,000	1,830
Echostar DBS Corp. company guaranty 7 1/8s, 2016	25,000	26,031
Echostar DBS Corp. company guaranty 7s, 2013	5,000	5,175
Echostar DBS Corp. sr. notes 6 3/8s, 2011	10,000	10,150
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	4,888
Hertz Corp. company guaranty 8 7/8s, 2014	10,000	10,000
Idearc, Inc. company guaranty 8s, 2016	45,000	42,075
Insight Midwest LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009	3,000	3,000
Jarden Corp. company guaranty 7 1/2s, 2017	5,000	4,500
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	4,776
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	30,000	20,775
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	5,000	3,988
Pinnacle Foods Finance LLC 144A sr. notes 9 1/4s, 2015	5,000	4,525
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	5,000	4,400
Rental Services Corp. company guaranty 9 1/2s, 2014	10,000	9,275
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	10,773
Rite Aid Corp. company guaranty 9 3/8s, 2015	5,000	4,325
Rite Aid Corp. sec. notes 7 1/2s, 2017	5,000	4,500
Rite Aid Corp. 144A company guaranty 9 1/2s, 2017	10,000	8,600
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	5,000	5,100
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	5,000	4,838
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	10,000	7,250
Supervalu, Inc. sr. notes 7 1/2s, 2014	5,000	5,163
United Rentals NA, Inc. sr. sub. notes 7s, 2014	10,000	8,900
		400,977

Energy (0.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	15,000	14,513
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	5,310
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	5,000	4,450
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	14,400
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	10,000	10,225
Complete Production Services, Inc. company guaranty
8s, 2016	10,000	9,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	5,000	4,675
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	4,725
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	15,000	15,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	5,063
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	5,000	4,938
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	5,000	4,863

Forest Oil Corp. sr. notes 8s, 2011		5,000	5,175
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		5,000	4,675
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		5,000	4,738
Kerr-McGee Corp. sec. notes 6.95s, 2024		5,000	5,379
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		15,000	15,038
Massey Energy Co. sr. notes 6 5/8s, 2010		15,000	14,588
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		10,000	9,825
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		5,000	4,900
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		5,000	4,763
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)		5,000	4,925
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,000	5,125
Peabody Energy Corp. sr. notes 5 7/8s, 2016		10,000	9,400
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		15,000	15,750
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		10,000	9,900
Plains Exploration & Production Co. company guaranty
7s, 2017		5,000	4,750
Pride International, Inc. sr. notes 7 3/8s, 2014		5,000	5,125
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	4,825
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		10,000	9,175
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		5,000	4,900
			240,618

Financial (0.5%)
Depfa ACS Bank notes 3 1/4s, 2008 (Ireland)	EUR	150,000	218,282
E*Trade Financial Corp. sr. unsec. 7 3/8s, 2013		$15,000	11,138
GMAC LLC notes 7 3/4s, 2010		5,000	4,747
GMAC LLC notes 7s, 2012		5,000	4,337
GMAC LLC notes 6 7/8s, 2012		5,000	4,251
GMAC LLC notes 6 7/8s, 2011		15,000	13,106
GMAC LLC notes 6 3/4s, 2014		26,000	21,389
GMAC LLC notes FRN 7.82s, 2014		4,000	3,280
GMAC LLC unsub. notes 6 5/8s, 2012		10,000	8,626
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	4,613
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		15,000	14,813
Realogy Corp. 144A sr. notes 10 1/2s, 2014		40,000	30,100
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014		20,000	13,900
			352,582

Government (0.2%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)	CHF	40,000	36,803
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	36,502
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	54,013
			127,318

Health Care (0.4%)
Bausch & Lomb, Inc. 144A sr. unsec. notes 9 7/8s, 2015		$15,000	15,188
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		45,000	45,450
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,850
HCA, Inc. notes 6 3/8s, 2015		15,000	12,450
HCA, Inc. notes 6 1/4s, 2013		2,000	1,740
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016 (PIK)		5,000	5,200
HCA, Inc. sec. notes 9 1/4s, 2016		55,000	56,925
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		5,000	4,340
Healthsouth Corp. company guaranty 10 3/4s, 2016		5,000	5,150
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		5,000	4,850
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		5,000	4,600
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,575
Select Medical Corp. company guaranty 7 5/8s, 2015		5,000	4,250
Service Corporation International sr. notes 6 3/4s,
2016		5,000	4,725
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,750
Sun Healthcare Group, Inc. company guaranty FRN
9 1/8s, 2015		5,000	5,013
Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s,
2015 (PIK)		5,000	4,575
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		5,000	4,550
Tenet Healthcare Corp. notes 7 3/8s, 2013		10,000	8,800
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011		25,000	22,500
US Oncology Holdings, Inc. sr. unsec. 10.759s, 2012
(PIK)		5,000	4,225
US Oncology, Inc. company guaranty 9s, 2012		5,000	4,925
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		10,000	9,475
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)		5,000	4,938

		248,044

Other (0.1%)
Lehman Brothers HY TRAINS (Targeted Return Index
Securities) 144A FRN 7.117s, 2016	44,400	42,869

Technology (0.3%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	5,000	4,288
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	8,000	7,380
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	8,000	7,520
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	5,000	4,700
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	15,000	14,006
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	5,000	4,900
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	5,000	5,119
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016	10,000	8,575
Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 9 1/8s, 2014
(PIK)	5,000	4,363
Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 8 7/8s, 2014	40,000	36,550
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	15,000	15,113
Lucent Technologies, Inc. debs. 6.45s, 2029	25,000	20,125
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)	5,000	4,863
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	5,000	5,036
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	4,120
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	35,000	35,613
Travelport LLC company guaranty 9 7/8s, 2014	20,000	20,200
Unisys Corp. sr. notes 8s, 2012	10,000	8,975
		211,446

Utilities & Power (0.3%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	9,000	9,428
AES Corp. (The) 144A sr. notes 8s, 2017	5,000	4,975
CMS Energy Corp. sr. notes 8 1/2s, 2011	10,000	10,765
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	4,806
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	4,925
Edison Mission Energy sr. unsec. notes 7.2s, 2019	5,000	4,775
Edison Mission Energy sr. unsec. notes 7s, 2017	20,000	19,150
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	5,000	5,000
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	5,000	4,995
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	10,000	10,200
Mirant North America, LLC company guaranty 7 3/8s, 2013	10,000	10,025
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,913
NRG Energy, Inc. sr. notes 7 3/8s, 2016	20,000	19,600
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	5,000	5,213
Teco Energy, Inc. notes 7.2s, 2011	15,000	15,774
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	60,000	57,750
TXU Corp. sr. notes Ser. P, 5.55s, 2014	15,000	11,514
Williams Cos., Inc. (The) notes 8 3/4s, 2032	15,000	18,113
Williams Cos., Inc. (The) notes 7 5/8s, 2019	10,000	11,075
		232,996

Total corporate bonds and notes (cost $3,276,195)		$3,184,472

CONVERTIBLE BONDS AND NOTES (3.8%)(a)
	Principal
	amount	Value

Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	$70,000	$70,875
Countrywide Financial Corp. 144A cv. sr. notes FRN
1.743s, 2037	160,000	131,600
Cray, Inc. cv. sr. sub. notes 3s, 2024	100,000	88,625
Credence Systems Corp. cv. sub. notes 1 1/2s, 2008	120,000	115,800
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	160,000	129,400
EPIX Medical, Inc. cv. sr. notes 3s, 2024	120,000	81,000
ExpressJet Holdings, Inc. cv. company guaranty 4 1/4s,
2023	100,000	95,750
Fairchild Semiconductor International, Inc. cv.
company guaranty 5s, 2008	80,000	79,200
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	140,000	126,875
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	160,000	183,688
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	50,000	43,500
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033	125,000	121,406
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	89,000	79,112
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	150,000	136,125
LSI Logic Corp. cv. sub. notes 4s, 2010	100,000	95,000
McMoRan Exploration Co. cv. sr. notes 6s, 2008	50,000	52,625
Mentor Graphics Corp. cv. sub. notes FRN 6.515s, 2023	140,000	141,666
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	160,000	120,200
Pier 1 Imports, Inc. cv. company guaranty 6 3/8s, 2036	20,000	15,975
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	100,000	79,875

Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023		100,000	94,250
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024		240,000	204,300
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012		175,000	163,406
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)		130,000	119,275
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023		65,000	42,575

Total convertible bonds and notes (cost $2,736,356)			$2,612,103

FOREIGN GOVERNMENT BONDS AND NOTES (1.4%)(a)
		Principal
		amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$127,332
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	52,000	75,059
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	30,283
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	102,970
France (Government of) bonds 4s, 2013	EUR	32,974	48,200
Ireland (Republic of) bonds 5s, 2013	EUR	30,000	45,828
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	2,400,000	21,746
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	23,476,500	210,507
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	106,696
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	54,643
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	41,740
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	22,407
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	61,542

Total foreign government bonds and notes (cost $840,813)			$948,953

COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)(a)
		Principal
		amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 6.652s, 2022		$7,000	$6,767
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030		6,000	5,420
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.961s, 2046		54,000	56,084
Countrywide Home Loans
Ser. 05-9, Class 1X, IO (Interest Only), 1.881s, 2035		24,435	550
Ser. 05-2, Class 2X, IO, 1.16s, 2035		13,593	265
CS First Boston Mortgage Securities Corp. Ser. 97-C2,
Class F, 7.46s, 2035		7,000	7,601
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042		338	374
Ser. 02-T4, Class A4, 9 1/2s, 2041		1,403	1,551
Ser. 02-T6, Class A3, 9 1/2s, 2041		590	649
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,105	1,194
Ser. 02-T19, Class A3, 7 1/2s, 2042		3,550	3,814
Ser. 01-T12, Class A2, 7 1/2s, 2041		810	861
Ser. 01-T3, Class A1, 7 1/2s, 2040		142	151
Ser. 01-T1, Class A1, 7 1/2s, 2040		146	155
Ser. 99-T2, Class A1, 7 1/2s, 2039		209	226
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		2,578	2,751
Ser. 01-T4, Class A1, 7 1/2s, 2028		286	310
Ser. 02-26, Class A1, 7s, 2048		1,520	1,611
Ser. 04-T3, Class 1A3, 7s, 2044		3,012	3,217
Ser. 03-W3, Class 1A2, 7s, 2042		1,431	1,520
Ser. 02-T16, Class A2, 7s, 2042		1,563	1,660
Ser. 02-14, Class A1, 7s, 2042		2,413	2,548
Ser. 01-T10, Class A1, 7s, 2041		1,409	1,484
Ser. 04-W1, Class 2A2, 7s, 2033		6,329	6,754
IFB Ser. 05-74, Class SE, IO, 1.317s, 2035		121,354	6,645
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042		322	344
Ser. T-51, Class 2A, 7 1/2s, 2042		13,917	14,870
Ser. T-42, Class A5, 7 1/2s, 2042		647	687
Ser. T-60, Class 1A2, 7s, 2044		7,102	7,590
Ser. T-41, Class 2A, 7s, 2032		383	404
Federal Home Loan Mortgage Corp. Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 3.317s, 2043		11,294	1,168
Government National Mortgage Association IFB Ser.
07-64, Class AI, IO, 1.81s, 2037		99,067	5,499
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.267s, 2045		17,703	490
GS Mortgage Securities Corp. II Ser. 04-GG2, Class A6,
5.396s, 2038		10,000	10,069
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.506s, 2040		177,077	3,262
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044		10,000	10,031
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		2,000	1,718
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040		500,000	509,047
Ser. 04-C7, Class A6, 4.786s, 2029		10,000	9,913
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.153s, 2040		394,841	4,184
Ser. 06-C1, Class XCL, IO, 0.08s, 2041		344,431	3,663

Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
1.711s, 2036			47,075	2,744
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.461s, 2037			91,716	5,564
Ser. 07-4, Class 1A4, IO, 1s, 2037			91,716	2,722
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041			10,000	9,901
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.322s, 2035			26,000	25,644

Total collateralized mortgage obligations (cost $734,114)				$743,676

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY (F)	74,000,000	$848
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16		$952,000	46,210
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		952,000	5,883
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	30,000	1,107
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	30,000	779
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.355% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.355		$453,000	26,985
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		453,000	12,050
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate swap of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		453,000	27,293
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		453,000	26,985
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		453,000	11,860
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		318,000	1,965
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		318,000	16,663
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45		45,000	3,065
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45		45,000	170
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate swap
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		453,000	12,050
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11/4.148	EUR	422,000	18,670
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.2		$159,000	8,181
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		64,000	3,334
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA

maturing on May 14, 2018.	May-08/5.2		159,000	1,018
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		64,000	400
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.5775% versus the six month
EUR-EURIBOR-Reuters maturing on October 29, 2018.	Oct-08/4.5775	EUR	490,000	14,371
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.5775% versus the six month
EUR-EURIBOR-Reuters maturing on October 29, 2018.	Oct-08/4.5775	EUR	490,000	11,001

Total purchased options outstanding (cost $208,904)				$250,888

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal
			amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$965
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030			56,050	38,525
Ser. 99-B, Class A-5, 7.44s, 2020			153,541	99,325
Ser. 01-A, Class A, 6.805s, 2030			3,569	3,525
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 7.289s, 2035			5,000	1,150
Green Tree Financial Corp.
Ser. 96-3, Class A5, 7.35s, 2027			2,796	2,775
Ser. 97-6, Class M1, 7.21s, 2029			21,000	19,740
Ser. 98-4, Class A7, 6.87s, 2030			1,937	1,908
Ser. 99-3, Class A7, 6.74s, 2031			11,000	10,700
Ser. 98-2, Class A5, 6.24s, 2016			1,919	1,738
Ser. 99-1, Class A5, 6.11s, 2023			1,217	1,153
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014			491	479
Ser. 04-B, Class C, 3.93s, 2012			419	398
Oakwood Mortgage Investors, Inc. Ser. 01-D, Class A3,
5.9s, 2022			62,990	51,022
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.289s, 2035			3,000	750
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.539s, 2035 (F)			5,000	699
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.289s, 2036			3,000	270
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012			817	804

Total asset-backed securities (cost $249,107)				$235,926

UNITS (0.3%)(a)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
6.044s, 2009 (Cayman Islands)			10,000	$102,680
Hercules, Inc. cv. units 6.50%, 2009			120,000	102,000

Total units (cost $224,555)				$204,680

SHORT-TERM INVESTMENTS (53.8%)(a) (cost $36,977,082)
			Shares	Value

Putnam Prime Money Market Fund (e)			36,977,082	$36,977,082

TOTAL INVESTMENTS

Total investments (cost $73,690,856)				$73,026,861

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (aggregate face value $13,199,645) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$121,320	$126,465	1/16/08	$(5,145)
British Pound	1,586,533	1,600,911	12/19/07	(14,378)
Canadian Dollar	540,809	569,798	1/16/08	(28,989)
Danish Krone	139,073	137,562	12/19/07	1,511
Euro	6,238,395	6,170,199	12/19/07	68,196
Hungarian Forint	46,984	46,680	12/19/07	304
Japanese Yen	3,674,090	3,570,443	2/20/08	103,647
Mexican Peso	65,613	66,629	1/16/08	(1,016)
Polish Zloty	80,487	78,471	12/19/07	2,016
South African Rand	53,894	55,641	1/16/08	(1,747)
South Korean Won	268,907	271,662	2/20/08	(2,755)
Swedish Krona	120,752	121,318	12/19/07	(566)
Swiss Franc	304,760	297,898	12/19/07	6,862
Taiwan Dollar	86,404	85,968	2/20/08	436

Total				$128,376

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (aggregate face value $983,721) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$99,309	$104,083	1/16/08	$4,774
British Pound	4,315	4,391	12/19/07	76
Euro	6,440	6,440	12/19/07	--
Hong Kong Dollar	40,820	40,890	2/20/08	70
Hungarian Forint	11,364	10,535	12/19/07	(829)
Japanese Yen	43,228	41,281	2/20/08	(1,947)
New Zealand Dollar	191,623	193,107	1/16/08	1,484
Norwegian Krone	174,734	179,416	12/19/07	4,682
Singapore Dollar	159,570	160,290	2/20/08	720
Swedish Krona	31,616	31,765	12/19/07	149
Swiss Franc	216,396	211,523	12/19/07	(4,873)

Total				$4,306

FUTURES CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	1	$621,918	Dec-07	$1,452
Canadian Government Bond 10 yr (Long)	5	575,140	Mar-08	(202)
Euro-Bobl 5 yr (Short)	1	159,009	Dec-07	(1,195)
Euro-Bund 10 yr (Long)	19	3,180,507	Dec-07	33,951
Euro-Dollar 90 day (Short)	7	1,684,725	Jun-08	(17,469)
Euro-Schatz 2 yr (Long)	11	1,668,610	Dec-07	4,415
Japanese Government Bond Mini 10 yr (Long)	7	863,757	Dec-07	10,091
Japanese Government Bond 10 yr (Long)	2	2,465,899	Dec-07	48,579
U.K. Gilt 10 yr (Long)	7	1,577,104	Mar-08	(8,224)
Russell 2000 Index Mini (Short)	59	4,539,460	Dec-07	394,302
S&P 500 Index E-Mini (Long)	30	2,225,625	Dec-07	(130,874)
S&P Mid Cap 400 Index E-Mini (Long)	1	86,270	Dec-07	(6,192)
U.S. Treasury Bond 20 yr (Long)	3	351,563	Mar-08	(1,451)
U.S. Treasury Note 2 yr (Short)	13	2,731,422	Mar-08	(696)
U.S. Treasury Note 5 yr (Long)	1	110,109	Mar-08	412
U.S. Treasury Note 10 yr (Long)	9	1,025,297	Dec-07	4,871
U.S. Treasury Note 10 yr (Long)	20	2,264,063	Mar-08	(1,124)

Total				$330,646

WRITTEN OPTIONS OUTSTANDING at 11/30/07 (premiums received $24,377) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	$159,000	May-12/5.51	$9,979

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	7,031

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	16,000	Jun-08/5.835	1,526

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	16,000	Jun-08/5.835	29

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	54,000	Jun-08/5.84	97

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	54,000	Jun-08/5.84	5,170

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	79,500	May-12/5.515	4,864

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	79,500	May-12/5.515	3,504

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	32,000	May-12/5.52	1,964

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	32,000	May-12/5.52	1,405

Total			$35,569

TBA SALE COMMITMENTS OUTSTANDING at 11/30/07 (proceeds receivable $2,361,492) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, December 1, 2037	$2,400,000	12/12/07	$2,405,062

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$50,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(3,807)

Citibank, N.A.
GBP	10,000		8/21/36	4.40%	6 month GBP-LIBOR-BBA	2,252

JPY	5,300,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(1,145)

NZD	240,000	(E) (F)	11/24/09	3 month NZD-BBR-FRA	8.34%	(66)

	$421,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(8,365)

	347,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(13,312)

	338,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(2,937)

NZD	170,000	(E) (F)	11/17/09	3 month NZD-BBR-FRA	8.49%	113

Citibank, N.A., London
EUR	340,000		3/20/08	4.0825%	6 month
					EUR-EURIBOR-Telerate	(7,554)

EUR	110,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	2,199

JPY	16,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	2,741

JPY	58,176,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(125)

Credit Suisse International
CHF	260,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	2,921

GBP	7,000		4/3/36	17635 GBP at maturity	6 month GBP-LIBOR-BBA	2,068

CHF	2,420,000	(E)	11/16/09	2.875%	3 month CHF-LIBOR-BBA	(3,764)

JPY	115,000,000		10/10/12	1.45375%	6 month JPY-LIBOR-BBA	(10,311)

EUR	300,000		10/9/37	6 month EUR-EURIBOR-Reuters	4.841%	(875)

GBP	100,000		10/9/09	6 month GBP-LIBOR-BBA	5.78%	894

JPY	25,000,000		10/10/37	6 month JPY-LIBOR-BBA	2.58625%	7,828

GBP	100,000		10/5/37	6 month GBP-LIBOR-BBA	4.92%	2,985

EUR	200,000		10/9/17	4.684%	6 month EUR-EURIBOR-Reuters	(1,891)

	$1,500,000		10/9/17	3 month USD-LIBOR-BBA	5.233%	74,970

	2,700,000		10/9/09	3 month USD-LIBOR-BBA	4.778%	38,374

EUR	1,900,000		10/9/09	6 month EUR-EURIBOR-Reuters	4.5125%	3,133

	$200,000		10/9/37	3 month USD-LIBOR-BBA	5.461%	16,162

GBP	190,000		11/9/17	5.27125%	6 month GBP-LIBOR-BBA	(2,856)

Deutsche Bank AG
HUF	4,965,000		10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(1,025)

Goldman Sachs International
JPY	4,800,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(1,532)

	$500,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(9,705)

	500,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	5,555

	161,100		9/21/17	5.149%	3 month USD-LIBOR-BBA	(6,923)

	578,000		9/21/09	3 month USD-LIBOR-BBA	4.60%	5,800

AUD	200,000	(E)	11/24/10	3 month AUD-BBR-BBSW	7.425%	38

	$280,300		9/19/09	3 month USD-LIBOR-BBA	4.763%	3,416

JPMorgan Chase Bank, N.A.
	346,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	1,079

	112,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(8,931)

JPY	30,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(8,797)

	$90,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(3,789)

CAD	75,000		3/1/08	3 month CAD-BA-CDOR	4.215%	(255)

	$70,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(2,799)

	324,000		12/20/16	3 month USD-LIBOR-BBA	5.075%	16,324

	456,000		10/30/12	4.68375%	3 month USD-LIBOR-BBA	(10,508)

	1,615,000		11/30/17	4.705%	3 month USD-LIBOR-BBA	(11,627)

	222,000		9/11/27	5.27%	3 month USD-LIBOR-BBA	(9,784)

	347,000		11/9/17	5.0895%	3 month USD-LIBOR-BBA	(13,508)

	338,000		11/9/09	4.3975%	3 month USD-LIBOR-BBA	(3,007)

	100,000		6/27/17	3 month USD-LIBOR-BBA	5.712%	10,261

	900,000		7/30/12	3 month USD-LIBOR-BBA	5.2825%	55,607

	161,100		9/21/17	5.15%	3 month USD-LIBOR-BBA	(6,936)

	578,000		9/21/09	3 month USD-LIBOR-BBA	4.6125%	5,826

Lehman Brothers Special Financing, Inc.
JPY	14,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	(951)

	$23,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,436)

	8,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(722)

	15,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	310

	1,007,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	115,239

EUR	430,000		8/1/17	6 month EUR-EURIBOR-
				Telerate	4.719%	7,194

	$111,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(6,434)

	111,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	6,454

	277,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	2,282

	277,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(2,269)

JPY	8,700,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(1,619)

EUR	200,000		11/9/16	3.9555%	6 month
					EUR-EURIBOR-Telerate	12,839

	$967,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	26,834

	421,000		10/26/12	4.61375%	3 month USD-LIBOR-BBA	(8,107)

	161,100		9/24/17	5.285%	3 month USD-LIBOR-BBA	(8,720)

	967,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	12,016

	204,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(13,710)

	1,049,000		9/11/09	3 month USD-LIBOR-BBA	4.6525%	9,585

	204,000		8/31/27	5.4925%	3 month USD-LIBOR-BBA	(17,930)

GBP	190,000		11/9/17	5.275%	6 month GBP-LIBOR-BBA	(2,970)

	$338,000		11/9/09	4.403%	3 month USD-LIBOR-BBA	(3,042)

	347,000		11/9/17	5.067%	3 month USD-LIBOR-BBA	(12,879)

	186,900		9/19/09	3 month USD-LIBOR-BBA	4.755%	2,248

	578,000		9/24/09	3 month USD-LIBOR-BBA	4.695%	6,986

Merrill Lynch Capital Services, Inc.
JPY	4,800,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(1,691)

	$421,000		10/26/12	4.6165%	3 month USD-LIBOR-BBA	(8,158)

Merrill Lynch Derivative Products AG
JPY	2,400,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(876)

Morgan Stanley Capital Services, Inc.
EUR	130,000	(E)	3/3/38	6 month EUR-EURIBOR-Reuters	4.785%	(1,941)

EUR	250,000	(E)	3/5/18	6 month EUR-EURIBOR-Reuters	4.5375%	1,899

EUR	450,000	(E)	3/4/13	4.315%	6 month EUR-EURIBOR-Reuters	2,246

EUR	1,070,000	(E)	3/3/10	6 month EUR-EURIBOR-Reuters	4.265%	(1,566)

EUR	130,000	(E)	2/12/38	6 month EUR-EURIBOR-Reuters	4.71%	(4,189)

EUR	1,070,000	(E)	2/12/10	6 month EUR-EURIBOR-Reuters	4.305%	(1,018)

EUR	250,000	(E)	2/12/18	4.525%	6 month EUR-EURIBOR-Reuters	2,279

EUR	450,000	(E)	2/12/13	4.355%	6 month EUR-EURIBOR-Reuters	1,278

EUR	250,000	(E)	2/12/18	4.54%	6 month EUR-EURIBOR-Reuters	1,851

EUR	130,000	(E)	2/11/38	6 month EUR-EURIBOR-Reuters	4.70%	(4,486)

EUR	450,000	(E)	2/11/13	4.38%	6 month EUR-EURIBOR-Reuters	566

EUR	1,070,000	(E)	2/11/10	6 month EUR-EURIBOR-Reuters	4.37%	846

Total						$212,650

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$246,108		12/15/08	3 month USD-	the units	$5,634
				LIBOR-BBA minus	of Financial
				75 bp	Select Sector
SPDR Fund

	228,250		12/15/08	(3 month USD-
LIBOR-BBA minus
				30 bp)	PowerShares QQQ	1,900

GBP	10,000		8/21/36	(3.085%)	GBP Non-revised	(1,989)
UK Retail Price
Index excluding
tobacco

Credit Suisse International
GBP	7,000		4/3/36	10608 GBP at	GBP Non-revised	(1,372)
				maturity	Retail Price
Index

GBP	30,000		9/25/12	5,075 GBP at	GBP Non-revised	(138)
				maturity	Retail Price
Index

Goldman Sachs International
EUR	60,000		11/23/12	2.365%	Eurostat	(112)
Eurozone HICP
excluding tobacco

GBP	30,000		10/16/12	3.09%	GBP Non-revised	42
UK Retail Price
Index excluding
tobacco

GBP	30,000		9/20/12	3.170%	GBP Non-revised	102
UK Retail Price
Index excluding
tobacco

GBP	30,000		9/13/12	3.110%	GBP Non-revised	(61)
UK Retail Price
Index excluding
tobacco

	$7,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	108
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

Lehman Brothers Special Financing, Inc.
	300,000		6/2/08	Beginning	The spread	--
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp

	70,000		6/1/08	(20 bp plus	The spread	387
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

GBP	60,000		11/16/12	3.10%	GBP Non-revised	(432)
UK Retail Price
Index excluding
tobacco

	$140,000		5/1/08	(Beginning	The spread	2,060
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	1,080,000		5/1/08	(Beginning	The spread	21,114
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

EUR	60,000		11/12/12	7,406 EUR at	Eurostat	281
				Maturity	Eurozone HICP
excluding tobacco

EUR	60,000		11/9/12	7,488 EUR at	Eurostat	202
				Maturity	Eurozone HICP

excluding tobacco

	$550,000	5/1/08	Beginning	The spread	(19,815)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 25 bp

	3,037,000	5/1/08	50 bp plus	The spread	(123,867)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

GBP	30,000	10/9/12	4,986 GBP at	GBP Non-revised	(86)
			maturity	UK Retail Price
Index

Morgan Stanley Capital Services, Inc.
GBP	45,000	11/14/12	3.12625%	GBP Non-revised	(46)
UK Retail Price
Index excluding
tobacco

	$655,505	5/13/08	3 month USD-	MSCI US REIT	7,401
			LIBOR-BBA	Index

Total					$(108,687)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	5,000	12/20/08	550 bp	$(199)

DJ CDX NA HY Series 9
Index	(2,500)	2,000,000	12/20/12	375 bp	(80,345)

DJ CDX NA HY Series 9
Index	(17,813)	3,000,000	12/20/12	375 bp	(133,013)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	5,000	12/20/08	725 bp	(98)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	5,000	12/20/08	800 bp	(88)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	5,000	9/20/12	495 bp	(227)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000	6/20/17	297 bp	(611)

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	8,000	6/20/12	22 bp	(255)

Goldman Sachs International
DJ ABX HE A Index	9,381	14,000	1/25/38	369 bp	(133)

DJ ABX HE AAA Index	3,290	14,000	1/25/38	76 bp	(629)

DJ CDX NA IG Series 9
Index	(11,999)	2,400,000	12/20/12	60 bp	(25,575)

DJ CDX NA IG Series 9
Index	(3,304)	1,000,000	12/20/12	(60 bp)	(8,911)

JPMorgan Chase Bank, N.A.
DJ CDX NA IG Series 9
Index	(323)	80,000	12/20/12	(60 bp)	172

DJ CDX NA IG Series 9
Index	(629)	140,000	12/20/12	(60 bp)	228

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	3,000	12/20/12	360 bp	(91)

DJ ABX HE A Index	9,730	14,000	1/25/38	369 bp	207

DJ ABX HE A Index	9,381	14,000	1/25/38	369 bp	(141)

DJ ABX HE AAA Index	3,920	14,000	1/25/38	76 bp	(23)

DJ ABX HE AAA Index	3,290	14,000	1/25/38	76 bp	(652)

DJ CDX NA IG Series 9
Index	(1,883)	480,000	12/20/12	(60 bp)	1,088

DJ CDX NA IG Series 9
Index	(1,886)	430,000	12/20/12	(60 bp)	747

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000	6/20/17	295 bp	(533)

Morgan Stanley Capital Services, Inc.
DJ CDX NA CMBX AAAA
Index	28,346	1,080,000	2/17/51	35 bp	(10,269)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000	6/20/12	225 bp	(316)

Total					$(259,667)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $68,741,854.

(b) The aggregate identified cost on a tax basis is $73,691,409, resulting in gross unrealized appreciation and depreciation of $1,432,103 and 2,096,651, respectively, or net unrealized depreciation of $664,548.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $333,426 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $41,285,576 and $8,360,640, respectively.

(R) Real Estate Investment Trust.

At November 30, 2007, liquid assets totaling $36,028,151 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at November 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2007: (as a percentage of Portfolio Value)

Australia	0.7%
Bermuda	0.5
France	0.6
Germany	1.0
Italy	0.6
Japan	1.8
Netherlands	1.0
United Kingdom	1.0
United States	88.5
Other	4.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008